SUPPLEMENT TO THE FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND
- CLASS A, CLASS T, CLASS B AND CLASS C OCTOBER 31, 1998 ANNUAL REPORT

The following replaces similar information found in "Performance: The Bottom Line" on pages 11.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS B

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Fidelity Adv Int Municipal       5.67%        23.43%        81.13%
Income - CL B

Fidelity Adv Int Municipal       2.67%        23.43%        81.13%
Income - CL B  (incl.
contingent deferred sales
charge)

The following replaces similar information found in "Performance: The Bottom Line" on pages 12.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  OCTOBER 31,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

Fidelity Adv Int Municipal  5.67%        4.30%         6.12%
Income - CL B

Fidelity Adv Int Municipal  2.67%        4.30%         6.12%
Income - CL B  (incl.
contingent deferred sales
charge)

The following replaces similar information found in "Performance: The Bottom Line" on pages 13.

$10,000 OVER 10 YEARS


             FA Int Muni Inc -CL B       LB Municipal Bond
             00689                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30       9967.47                     9908.40
  1988/12/31      10030.36                    10009.76
  1989/01/31      10131.87                    10216.76
  1989/02/28      10071.36                    10100.19
  1989/03/31      10039.42                    10076.05
  1989/04/30      10181.32                    10315.26
  1989/05/31      10333.36                    10529.51
  1989/06/30      10446.77                    10672.50
  1989/07/31      10551.02                    10817.75
  1989/08/31      10516.84                    10711.84
  1989/09/30      10514.76                    10679.92
  1989/10/31      10599.09                    10810.54
  1989/11/30      10715.05                    10999.72
  1989/12/31      10811.64                    11089.70
  1990/01/31      10776.37                    11037.25
  1990/02/28      10872.06                    11135.48
  1990/03/31      10890.58                    11138.82
  1990/04/30      10778.59                    11058.17
  1990/05/31      10975.11                    11299.57
  1990/06/30      11065.98                    11398.90
  1990/07/31      11199.52                    11566.46
  1990/08/31      11134.40                    11398.51
  1990/09/30      11164.22                    11405.01
  1990/10/31      11289.08                    11611.90
  1990/11/30      11469.19                    11845.41
  1990/12/31      11500.15                    11896.94
  1991/01/31      11628.56                    12056.60
  1991/02/28      11734.43                    12161.49
  1991/03/31      11742.31                    12165.87
  1991/04/30      11848.76                    12327.67
  1991/05/31      11943.68                    12437.27
  1991/06/30      11950.94                    12424.95
  1991/07/31      12070.64                    12576.29
  1991/08/31      12167.09                    12741.92
  1991/09/30      12241.67                    12907.82
  1991/10/31      12373.13                    13023.99
  1991/11/30      12404.31                    13060.33
  1991/12/31      12609.28                    13340.60
  1992/01/31      12697.37                    13371.02
  1992/02/29      12711.93                    13375.30
  1992/03/31      12663.33                    13380.25
  1992/04/30      12751.90                    13499.33
  1992/05/31      12891.77                    13658.22
  1992/06/30      13060.96                    13887.40
  1992/07/31      13342.24                    14303.75
  1992/08/31      13243.60                    14164.29
  1992/09/30      13368.79                    14256.92
  1992/10/31      13273.67                    14116.77
  1992/11/30      13516.21                    14369.61
  1992/12/31      13532.53                    14516.32
  1993/01/31      13686.41                    14685.14
  1993/02/28      14066.40                    15216.31
  1993/03/31      13926.87                    15055.47
  1993/04/30      14024.82                    15207.38
  1993/05/31      14083.85                    15292.84
  1993/06/30      14232.29                    15548.08
  1993/07/31      14248.46                    15568.45
  1993/08/31      14510.62                    15892.59
  1993/09/30      14660.73                    16073.60
  1993/10/31      14674.49                    16104.62
  1993/11/30      14560.10                    15962.74
  1993/12/31      14808.88                    16299.72
  1994/01/31      14946.27                    16485.86
  1994/02/28      14573.08                    16058.87
  1994/03/31      14003.70                    15404.96
  1994/04/30      14127.65                    15535.59
  1994/05/31      14254.09                    15670.28
  1994/06/30      14151.65                    15574.54
  1994/07/31      14334.71                    15860.02
  1994/08/31      14376.27                    15914.90
  1994/09/30      14190.92                    15681.27
  1994/10/31      13979.95                    15402.77
  1994/11/30      13664.93                    15124.28
  1994/12/31      13903.30                    15457.17
  1995/01/31      14242.67                    15898.94
  1995/02/28      14595.45                    16361.28
  1995/03/31      14745.62                    16549.27
  1995/04/30      14731.89                    16568.80
  1995/05/31      15058.55                    17097.51
  1995/06/30      14968.03                    16948.76
  1995/07/31      15070.47                    17109.43
  1995/08/31      15249.57                    17326.38
  1995/09/30      15338.01                    17436.06
  1995/10/31      15491.87                    17689.58
  1995/11/30      15659.93                    17983.05
  1995/12/31      15740.76                    18155.86
  1996/01/31      15853.13                    18292.94
  1996/02/29      15792.93                    18169.46
  1996/03/31      15613.90                    17937.26
  1996/04/30      15571.26                    17886.49
  1996/05/31      15545.81                    17879.34
  1996/06/30      15672.99                    18074.05
  1996/07/31      15786.42                    18238.52
  1996/08/31      15776.20                    18234.14
  1996/09/30      15905.18                    18489.42
  1996/10/31      16050.69                    18698.54
  1996/11/30      16319.11                    19040.72
  1996/12/31      16248.64                    18960.75
  1997/01/31      16285.97                    18996.58
  1997/02/28      16411.52                    19170.97
  1997/03/31      16208.46                    18915.42
  1997/04/30      16321.69                    19073.75
  1997/05/31      16484.64                    19360.61
  1997/06/30      16646.63                    19566.81
  1997/07/31      17034.51                    20108.81
  1997/08/31      16892.99                    19920.39
  1997/09/30      17072.29                    20156.84
  1997/10/31      17140.71                    20286.45
  1997/11/30      17222.59                    20405.73
  1997/12/31      17421.41                    20703.45
  1998/01/31      17554.87                    20917.11
  1998/02/28      17534.83                    20923.39
  1998/03/31      17537.04                    20941.80
  1998/04/30      17456.54                    20847.35
  1998/05/31      17674.36                    21177.37
  1998/06/30      17724.81                    21260.81
  1998/07/31      17728.05                    21314.17
  1998/08/31      17963.19                    21643.47
  1998/09/30      18146.93                    21913.15
  1998/10/30      18113.28                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19990621 110700 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class B on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have been $18,113 - an 81.13% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,913 - a 119.13% increase.
The following replaces similar information found in "Performance: The Bottom Line" on page 14.

TOTAL RETURN COMPONENTS

                  YEAR ENDED OCTOBER 31, 1998

Dividend returns  3.58%

Capital returns   2.09%

Total returns     5.67%

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.80 over the past one month, $10.68 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods.

The following information replaces the first question and answer found in "Fund Talk: The Manager's Overview" on page 19.

Q. HOW DID THE FUND PERFORM, NORM?

A. For the 12-month period ended October 31, 1998, the fund's Class A, Class T, Class B and Class C shares had total returns of 6.46%, 6.50%, 5.67% and 5.65%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 6.53% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 7.46% for the same 12-month period. The following financial highlights table replaces the one found on page 38.

FINANCIAL HIGHLIGHTS - CLASS B

                                ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                1998                             1997                      1996      1995      1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 10.590                         $ 10.410                  $ 10.380  $ 9.400   $ 9.890
period

Income from Investment
Operations

 Net interest income             .339                             .382                      .394      .373      .155

 Net realized and unrealized     .200                             .181                      .030      .980      (.490)
gain (loss)

 Total from investment           .539                             .563                      .424      1.353     (.335)
operations

Less Distributions

 From net interest income        (.339)                           (.382)                    (.394)    (.373)    (.155)

 From net realized gain          (.030)                           (.001)                    -         -         -

 Total distributions             (.369)                           (.383)                    (.394)    (.373)    (.155)

Net asset value, end of period  $ 10.760                         $ 10.590                  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                5.17%                            5.54%                     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 11,134                         $ 7,917                   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to average     1.65% A, E                       1.65% E                   1.66% E   1.68% E   1.65% A, E
net assets

Ratio of net interest income     3.45% A                          3.67%                     3.76%     3.71%     3.74% A
to average net assets

Portfolio turnover rate          26% A, F                         18%                       35%       53%       53%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO NOVEMBER 30, 1994.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

The following financial highlights table replaces the one found on page 40.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                 1998                             1997                      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.590                         $ 10.410                  $ 10.360  $ 9.410   $ 10.460
period

Income from Investment
Operations

 Net interest income              .427                             .475                      .487      .477      .481

 Net realized and unrealized      .210                             .181                      .050      .950      (1.030)
gain (loss)

 Total from investment            .637                             .656                      .537      1.427     (.549)
operations

Less Distributions

 From net interest income         (.427)                           (.475)                    (.487)    (.477)    (.481)

 From net realized gain           (.030)                           (.001)                    -         -         -

 In excess of net realized        -                                -                         -         -         (.020)
gain

 Total distributions              (.457)                           (.476)                    (.487)    (.477)    (.501)

Net asset value, end of period   $ 10.770                         $ 10.590                  $ 10.410  $ 10.360  $ 9.410

TOTAL RETURN B, C                 6.14%                            6.48%                     5.36%     15.44%    (5.43)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,328                          $ 6,098                   $ 6,455   $ 11,085  $ 11,702
(000 omitted)

Ratio of expenses to average      .75% A, D                        .75% D                    .75% D    .70% D    .65% D
net assets

Ratio of expenses to average      .75% A                           .75%                      .74% E    .70%      .65%
net assets after expense
reductions

Ratio of net interest income      4.36% A                          4.57%                     4.68%     4.96%     4.75%
to average net assets

Portfolio turnover rate           26% A, F                         18%                       35%       53%       53%





                                 1993

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.080
period

Income from Investment
Operations

 Net interest income              .536

 Net realized and unrealized      .260
gain (loss)

 Total from investment            .796
operations

Less Distributions

 From net interest income         (.536)

 From net realized gain           (.880)

 In excess of net realized        -
gain

 Total distributions              (1.416)

Net asset value, end of period   $ 10.460

TOTAL RETURN B, C                 8.01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,076
(000 omitted)

Ratio of expenses to average      .65% D
net assets

Ratio of expenses to average      .65%
net assets after expense
reductions

Ratio of net interest income      5.01%
to average net assets

Portfolio turnover rate           46%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).


(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
INTERMEDIATE MUNICIPAL INCOME
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1998

(Fidelity Logo Graphic)

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              19  The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     22  A summary of major shifts in
                           the fund's investments over
                           the past five months.

INVESTMENTS            23  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   32  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  41  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  51  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          52

PROXY VOTING RESULTS   54

NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor Intermediate Municipal Income Fund recently changed from November 30 to October 31. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity Advisor FundsSM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL         6.46%        27.64%        87.30%
INCOME - CL A

FIDELITY ADV INT MUNICIPAL         2.47%        22.85%        80.27%
INCOME - CL A   (INCL. 3.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond        7.46%        34.05%        n/a

Intermediate Municipal Debt        6.53%        29.68%        94.19%
Funds Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 146 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL       6.46%        5.00%         6.48%
INCOME - CL A

FIDELITY ADV INT MUNICIPAL       2.47%        4.20%         6.07%
INCOME - CL A   (INCL. 3.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond      7.46%        6.04%         n/a

Intermediate Municipal Debt      6.53%        5.33%         6.85%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL A       LB Municipal Bond
             00262                       LB015
  1988/10/31       9625.00                    10000.00
  1988/11/30       9593.69                     9908.40
  1988/12/31       9654.22                    10009.76
  1989/01/31       9751.93                    10216.76
  1989/02/28       9693.69                    10100.19
  1989/03/31       9662.94                    10076.05
  1989/04/30       9799.52                    10315.26
  1989/05/31       9945.86                    10529.51
  1989/06/30      10055.02                    10672.50
  1989/07/31      10155.36                    10817.75
  1989/08/31      10122.46                    10711.84
  1989/09/30      10120.45                    10679.92
  1989/10/31      10201.62                    10810.54
  1989/11/30      10313.24                    10999.72
  1989/12/31      10406.20                    11089.70
  1990/01/31      10372.26                    11037.25
  1990/02/28      10464.36                    11135.48
  1990/03/31      10482.19                    11138.82
  1990/04/30      10374.40                    11058.17
  1990/05/31      10563.54                    11299.57
  1990/06/30      10651.00                    11398.90
  1990/07/31      10779.54                    11566.46
  1990/08/31      10716.86                    11398.51
  1990/09/30      10745.57                    11405.01
  1990/10/31      10865.74                    11611.90
  1990/11/30      11039.10                    11845.41
  1990/12/31      11068.89                    11896.94
  1991/01/31      11192.49                    12056.60
  1991/02/28      11294.39                    12161.49
  1991/03/31      11301.98                    12165.87
  1991/04/30      11404.43                    12327.67
  1991/05/31      11495.79                    12437.27
  1991/06/30      11502.78                    12424.95
  1991/07/31      11617.99                    12576.29
  1991/08/31      11710.83                    12741.92
  1991/09/30      11782.60                    12907.82
  1991/10/31      11909.13                    13023.99
  1991/11/30      11939.15                    13060.33
  1991/12/31      12136.44                    13340.60
  1992/01/31      12221.22                    13371.02
  1992/02/29      12235.24                    13375.30
  1992/03/31      12188.45                    13380.25
  1992/04/30      12273.70                    13499.33
  1992/05/31      12408.33                    13658.22
  1992/06/30      12571.17                    13887.40
  1992/07/31      12841.91                    14303.75
  1992/08/31      12746.96                    14164.29
  1992/09/30      12867.46                    14256.92
  1992/10/31      12775.91                    14116.77
  1992/11/30      13009.35                    14369.61
  1992/12/31      13025.06                    14516.32
  1993/01/31      13173.17                    14685.14
  1993/02/28      13538.91                    15216.31
  1993/03/31      13404.61                    15055.47
  1993/04/30      13498.89                    15207.38
  1993/05/31      13555.71                    15292.84
  1993/06/30      13698.58                    15548.08
  1993/07/31      13714.14                    15568.45
  1993/08/31      13966.47                    15892.59
  1993/09/30      14110.95                    16073.60
  1993/10/31      14124.20                    16104.62
  1993/11/30      14014.10                    15962.74
  1993/12/31      14253.55                    16299.72
  1994/01/31      14385.79                    16485.86
  1994/02/28      14026.59                    16058.87
  1994/03/31      13478.56                    15404.96
  1994/04/30      13597.86                    15535.59
  1994/05/31      13719.57                    15670.28
  1994/06/30      13620.97                    15574.54
  1994/07/31      13810.75                    15860.02
  1994/08/31      13862.97                    15914.90
  1994/09/30      13707.71                    15681.27
  1994/10/31      13499.27                    15402.77
  1994/11/30      13204.29                    15124.28
  1994/12/31      13443.31                    15457.17
  1995/01/31      13781.61                    15898.94
  1995/02/28      14131.31                    16361.28
  1995/03/31      14285.89                    16549.27
  1995/04/30      14281.79                    16568.80
  1995/05/31      14607.98                    17097.51
  1995/06/30      14529.50                    16948.76
  1995/07/31      14624.07                    17109.43
  1995/08/31      14821.74                    17326.38
  1995/09/30      14916.43                    17436.06
  1995/10/31      15075.53                    17689.58
  1995/11/30      15249.25                    17983.05
  1995/12/31      15351.73                    18155.86
  1996/01/31      15454.16                    18292.94
  1996/02/29      15403.67                    18169.46
  1996/03/31      15252.08                    17937.26
  1996/04/30      15203.38                    17886.49
  1996/05/31      15201.74                    17879.34
  1996/06/30      15319.07                    18074.05
  1996/07/31      15438.60                    18238.52
  1996/08/31      15437.50                    18234.14
  1996/09/30      15573.08                    18489.42
  1996/10/31      15725.44                    18698.54
  1996/11/30      15998.17                    19040.72
  1996/12/31      15937.81                    18960.75
  1997/01/31      15983.80                    18996.58
  1997/02/28      16117.21                    19170.97
  1997/03/31      15928.06                    18915.42
  1997/04/30      16049.13                    19073.75
  1997/05/31      16219.61                    19360.61
  1997/06/30      16389.12                    19566.81
  1997/07/31      16797.38                    20108.81
  1997/08/31      16652.75                    19920.39
  1997/09/30      16839.73                    20156.84
  1997/10/31      16933.93                    20286.45
  1997/11/30      17025.10                    20405.73
  1997/12/31      17215.87                    20703.45
  1998/01/31      17358.32                    20917.11
  1998/02/28      17349.15                    20923.39
  1998/03/31      17362.23                    20941.80
  1998/04/30      17293.08                    20847.35
  1998/05/31      17519.79                    21177.37
  1998/06/30      17580.61                    21260.81
  1998/07/31      17595.01                    21314.17
  1998/08/31      17839.46                    21643.47
  1998/09/30      18032.86                    21913.15
  1998/10/30      18027.48                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981123 145752 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on October 31, 1988, and the current 3.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $18,027 - an 80.27% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,913 - a 119.13% increase.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED OCTOBER 31,         SEPTEMBER 3, 1996
                                                  (COMMENCEMENT OF SALE OF
                                                  CLASS A SHARES) TO OCTOBER 31,

                  1998                     1997   1996

Dividend returns  4.37%                    4.65%  0.75%

Capital returns   2.09%                    3.03%  1.08%

Total returns     6.46%                    7.68%  1.83%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             3.68(cents)   22.47(cents)   44.84(cents)

Annualized dividend rate        4.01%         4.17%          4.21%

30-day annualized yield         3.26%         -              -

30-day annualized               5.09%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.69 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 3.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL         6.50%        27.42%        86.98%
INCOME - CL T

FIDELITY ADV INT MUNICIPAL         3.57%        23.91%        81.83%
INCOME - CL T  (INCL. 2.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond        7.46%        34.05%        n/a

Intermediate Municipal Debt        6.53%        29.68%        94.19%
Funds Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.

To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 146 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL       6.50%        4.96%         6.46%
INCOME - CL T

FIDELITY ADV INT MUNICIPAL       3.57%        4.38%         6.16%
INCOME - CL T  (INCL. 2.75%
SALES CHARGE)

LB 1-17 Year Municipal Bond      7.46%        6.04%         n/a

Intermediate Municipal Debt      6.53%        5.33%         6.85%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1988/10/31       9725.00                    10000.00
  1988/11/30       9693.36                     9908.40
  1988/12/31       9754.53                    10009.76
  1989/01/31       9853.25                    10216.76
  1989/02/28       9794.40                    10100.19
  1989/03/31       9763.34                    10076.05
  1989/04/30       9901.33                    10315.26
  1989/05/31      10049.19                    10529.51
  1989/06/30      10159.48                    10672.50
  1989/07/31      10260.87                    10817.75
  1989/08/31      10227.63                    10711.84
  1989/09/30      10225.60                    10679.92
  1989/10/31      10307.61                    10810.54
  1989/11/30      10420.39                    10999.72
  1989/12/31      10514.32                    11089.70
  1990/01/31      10480.02                    11037.25
  1990/02/28      10573.08                    11135.48
  1990/03/31      10591.09                    11138.82
  1990/04/30      10482.18                    11058.17
  1990/05/31      10673.29                    11299.57
  1990/06/30      10761.66                    11398.90
  1990/07/31      10891.53                    11566.46
  1990/08/31      10828.21                    11398.51
  1990/09/30      10857.21                    11405.01
  1990/10/31      10978.63                    11611.90
  1990/11/30      11153.79                    11845.41
  1990/12/31      11183.89                    11896.94
  1991/01/31      11308.77                    12056.60
  1991/02/28      11411.73                    12161.49
  1991/03/31      11419.40                    12165.87
  1991/04/30      11522.92                    12327.67
  1991/05/31      11615.23                    12437.27
  1991/06/30      11622.29                    12424.95
  1991/07/31      11738.70                    12576.29
  1991/08/31      11832.50                    12741.92
  1991/09/30      11905.02                    12907.82
  1991/10/31      12032.87                    13023.99
  1991/11/30      12063.19                    13060.33
  1991/12/31      12262.53                    13340.60
  1992/01/31      12348.19                    13371.02
  1992/02/29      12362.35                    13375.30
  1992/03/31      12315.09                    13380.25
  1992/04/30      12401.22                    13499.33
  1992/05/31      12537.24                    13658.22
  1992/06/30      12701.78                    13887.40
  1992/07/31      12975.33                    14303.75
  1992/08/31      12879.40                    14164.29
  1992/09/30      13001.15                    14256.92
  1992/10/31      12908.64                    14116.77
  1992/11/30      13144.51                    14369.61
  1992/12/31      13160.39                    14516.32
  1993/01/31      13310.03                    14685.14
  1993/02/28      13679.58                    15216.31
  1993/03/31      13543.88                    15055.47
  1993/04/30      13639.14                    15207.38
  1993/05/31      13696.54                    15292.84
  1993/06/30      13840.90                    15548.08
  1993/07/31      13856.63                    15568.45
  1993/08/31      14111.57                    15892.59
  1993/09/30      14257.56                    16073.60
  1993/10/31      14270.94                    16104.62
  1993/11/30      14159.70                    15962.74
  1993/12/31      14401.64                    16299.72
  1994/01/31      14535.25                    16485.86
  1994/02/28      14172.32                    16058.87
  1994/03/31      13618.60                    15404.96
  1994/04/30      13739.14                    15535.59
  1994/05/31      13862.11                    15670.28
  1994/06/30      13762.48                    15574.54
  1994/07/31      13954.24                    15860.02
  1994/08/31      14007.00                    15914.90
  1994/09/30      13850.13                    15681.27
  1994/10/31      13639.52                    15402.77
  1994/11/30      13341.48                    15124.28
  1994/12/31      13582.98                    15457.17
  1995/01/31      13924.79                    15898.94
  1995/02/28      14278.13                    16361.28
  1995/03/31      14434.31                    16549.27
  1995/04/30      14430.18                    16568.80
  1995/05/31      14759.75                    17097.51
  1995/06/30      14680.45                    16948.76
  1995/07/31      14776.01                    17109.43
  1995/08/31      14975.74                    17326.38
  1995/09/30      15071.41                    17436.06
  1995/10/31      15232.16                    17689.58
  1995/11/30      15407.68                    17983.05
  1995/12/31      15511.22                    18155.86
  1996/01/31      15614.72                    18292.94
  1996/02/29      15563.71                    18169.46
  1996/03/31      15410.54                    17937.26
  1996/04/30      15361.33                    17886.49
  1996/05/31      15359.68                    17879.34
  1996/06/30      15478.23                    18074.05
  1996/07/31      15599.00                    18238.52
  1996/08/31      15597.89                    18234.14
  1996/09/30      15733.75                    18489.42
  1996/10/31      15901.76                    18698.54
  1996/11/30      16160.48                    19040.72
  1996/12/31      16114.36                    18960.75
  1997/01/31      16143.81                    18996.58
  1997/02/28      16276.23                    19170.97
  1997/03/31      16083.72                    18915.42
  1997/04/30      16204.65                    19073.75
  1997/05/31      16391.22                    19360.61
  1997/06/30      16545.09                    19566.81
  1997/07/31      16955.78                    20108.81
  1997/08/31      16808.28                    19920.39
  1997/09/30      16995.67                    20156.84
  1997/10/31      17073.17                    20286.45
  1997/11/30      17163.87                    20405.73
  1997/12/31      17371.22                    20703.45
  1998/01/31      17513.47                    20917.11
  1998/02/28      17502.96                    20923.39
  1998/03/31      17514.79                    20941.80
  1998/04/30      17460.19                    20847.35
  1998/05/31      17671.10                    21177.37
  1998/06/30      17732.43                    21260.81
  1998/07/31      17763.62                    21314.17
  1998/08/31      17993.61                    21643.47
  1998/09/30      18188.72                    21913.15
  1998/10/30      18183.36                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981123 151623 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on October 31, 1988, and the current 2.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $18,183 - an 81.83% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,913 - a 119.13% increase.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

  YEARS ENDED OCTOBER 31,

                  1998   1997   1996    1995    1994

Dividend returns  4.32%  4.54%  4.59%   4.94%   4.20%

Capital returns   2.18%  2.83%  -0.19%  6.74%   -8.62%

Total returns     6.50%  7.37%  4.40%   11.68%  -4.42%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             3.68(cents)   22.40(cents)   44.29(cents)

Annualized dividend rate        4.01%         4.16%          4.15%

30-day annualized yield         3.30%         -              -

30-day annualized               5.16%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.69 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.25% and 5.08%, respectively.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL         5.77%        23.55%        81.30%
INCOME - CL B

FIDELITY ADV INT MUNICIPAL         2.77%        23.55%        81.30%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond        7.46%        34.05%        n/a

Intermediate Municipal Debt        6.53%        29.68%        94.19%
Funds Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, past one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 146 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  OCTOBER 31,   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1998

FIDELITY ADV INT MUNICIPAL   5.77%        4.32%         6.13%
INCOME - CL B

FIDELITY ADV INT MUNICIPAL   2.77%        4.32%         6.13%
INCOME - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond  7.46%        6.04%         n/a

Intermediate Municipal Debt  6.53%        5.33%         6.85%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL B       LB Municipal Bond
             00689                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30       9967.47                     9908.40
  1988/12/31      10030.36                    10009.76
  1989/01/31      10131.87                    10216.76
  1989/02/28      10071.36                    10100.19
  1989/03/31      10039.42                    10076.05
  1989/04/30      10181.32                    10315.26
  1989/05/31      10333.36                    10529.51
  1989/06/30      10446.77                    10672.50
  1989/07/31      10551.02                    10817.75
  1989/08/31      10516.84                    10711.84
  1989/09/30      10514.76                    10679.92
  1989/10/31      10599.09                    10810.54
  1989/11/30      10715.05                    10999.72
  1989/12/31      10811.64                    11089.70
  1990/01/31      10776.37                    11037.25
  1990/02/28      10872.06                    11135.48
  1990/03/31      10890.58                    11138.82
  1990/04/30      10778.59                    11058.17
  1990/05/31      10975.11                    11299.57
  1990/06/30      11065.98                    11398.90
  1990/07/31      11199.52                    11566.46
  1990/08/31      11134.40                    11398.51
  1990/09/30      11164.22                    11405.01
  1990/10/31      11289.08                    11611.90
  1990/11/30      11469.19                    11845.41
  1990/12/31      11500.15                    11896.94
  1991/01/31      11628.56                    12056.60
  1991/02/28      11734.43                    12161.49
  1991/03/31      11742.31                    12165.87
  1991/04/30      11848.76                    12327.67
  1991/05/31      11943.68                    12437.27
  1991/06/30      11950.94                    12424.95
  1991/07/31      12070.64                    12576.29
  1991/08/31      12167.09                    12741.92
  1991/09/30      12241.67                    12907.82
  1991/10/31      12373.13                    13023.99
  1991/11/30      12404.31                    13060.33
  1991/12/31      12609.28                    13340.60
  1992/01/31      12697.37                    13371.02
  1992/02/29      12711.93                    13375.30
  1992/03/31      12663.33                    13380.25
  1992/04/30      12751.90                    13499.33
  1992/05/31      12891.77                    13658.22
  1992/06/30      13060.96                    13887.40
  1992/07/31      13342.24                    14303.75
  1992/08/31      13243.60                    14164.29
  1992/09/30      13368.79                    14256.92
  1992/10/31      13273.67                    14116.77
  1992/11/30      13516.21                    14369.61
  1992/12/31      13532.53                    14516.32
  1993/01/31      13686.41                    14685.14
  1993/02/28      14066.40                    15216.31
  1993/03/31      13926.87                    15055.47
  1993/04/30      14024.82                    15207.38
  1993/05/31      14083.85                    15292.84
  1993/06/30      14232.29                    15548.08
  1993/07/31      14248.46                    15568.45
  1993/08/31      14510.62                    15892.59
  1993/09/30      14660.73                    16073.60
  1993/10/31      14674.49                    16104.62
  1993/11/30      14560.10                    15962.74
  1993/12/31      14808.88                    16299.72
  1994/01/31      14946.27                    16485.86
  1994/02/28      14573.08                    16058.87
  1994/03/31      14003.70                    15404.96
  1994/04/30      14127.65                    15535.59
  1994/05/31      14254.09                    15670.28
  1994/06/30      14151.65                    15574.54
  1994/07/31      14334.71                    15860.02
  1994/08/31      14376.27                    15914.90
  1994/09/30      14190.92                    15681.27
  1994/10/31      13979.95                    15402.77
  1994/11/30      13664.93                    15124.28
  1994/12/31      13903.30                    15457.17
  1995/01/31      14242.67                    15898.94
  1995/02/28      14595.45                    16361.28
  1995/03/31      14745.62                    16549.27
  1995/04/30      14731.89                    16568.80
  1995/05/31      15058.55                    17097.51
  1995/06/30      14968.03                    16948.76
  1995/07/31      15070.47                    17109.43
  1995/08/31      15249.57                    17326.38
  1995/09/30      15338.01                    17436.06
  1995/10/31      15491.87                    17689.58
  1995/11/30      15659.93                    17983.05
  1995/12/31      15740.76                    18155.86
  1996/01/31      15853.13                    18292.94
  1996/02/29      15792.93                    18169.46
  1996/03/31      15613.90                    17937.26
  1996/04/30      15571.26                    17886.49
  1996/05/31      15545.81                    17879.34
  1996/06/30      15672.99                    18074.05
  1996/07/31      15786.42                    18238.52
  1996/08/31      15776.20                    18234.14
  1996/09/30      15905.18                    18489.42
  1996/10/31      16050.69                    18698.54
  1996/11/30      16319.11                    19040.72
  1996/12/31      16248.64                    18960.75
  1997/01/31      16285.97                    18996.58
  1997/02/28      16411.52                    19170.97
  1997/03/31      16208.46                    18915.42
  1997/04/30      16321.69                    19073.75
  1997/05/31      16484.64                    19360.61
  1997/06/30      16646.63                    19566.81
  1997/07/31      17034.51                    20108.81
  1997/08/31      16892.99                    19920.39
  1997/09/30      17072.29                    20156.84
  1997/10/31      17140.71                    20286.45
  1997/11/30      17222.59                    20405.73
  1997/12/31      17421.41                    20703.45
  1998/01/31      17554.87                    20917.11
  1998/02/28      17534.83                    20923.39
  1998/03/31      17537.04                    20941.80
  1998/04/30      17456.54                    20847.35
  1998/05/31      17674.36                    21177.37
  1998/06/30      17724.81                    21260.81
  1998/07/31      17728.05                    21314.17
  1998/08/31      17963.19                    21643.47
  1998/09/30      18146.93                    21913.15
  1998/10/30      18130.07                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981123 151152 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class B on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have been $18,130 - an 81.30% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,913 - a 119.13% increase.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

  YEARS ENDED OCTOBER 31,   JUNE 30, 1994 (COMMENCEMENT
                            OF SALE OF  CLASS B SHARES)
                            TO OCTOBER 31,

                  1998   1997   1996    1995    1994

Dividend returns  3.59%  3.86%  3.90%   4.07%   1.22%

Capital returns   2.18%  2.93%  -0.29%   6.74%  -2.43%

Total returns     5.77%  6.79%  3.61%   10.81%  -1.21%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             3.00(cents)   18.46(cents)   36.91(cents)

Annualized dividend rate        3.27%         3.43%          3.46%

30-day annualized yield         2.63%         -              -

30-day annualized               4.11%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.68 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between November 3, 1997 and January 1, 1996 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years and past 10 years total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL         5.65%        23.41%        81.10%
INCOME - CL C

FIDELITY ADV INT MUNICIPAL         4.65%        23.41%        81.10%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond        7.46%        34.05%        n/a

Intermediate Municipal Debt        6.53%        29.68%        94.19%
Funds Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, past one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.

To measure how Class C's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 146 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL       5.65%        4.30%         6.12%
INCOME - CL C

FIDELITY ADV INT MUNICIPAL       4.65%        4.30%         6.12%
INCOME - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

LB 1-17 Year Municipal Bond      7.46%        6.04%         n/a

Intermediate Municipal Debt      6.53%        5.33%         6.85%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL C       LB Municipal Bond
             00525                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30       9967.47                     9908.40
  1988/12/31      10030.36                    10009.76
  1989/01/31      10131.87                    10216.76
  1989/02/28      10071.36                    10100.19
  1989/03/31      10039.42                    10076.05
  1989/04/30      10181.32                    10315.26
  1989/05/31      10333.36                    10529.51
  1989/06/30      10446.77                    10672.50
  1989/07/31      10551.02                    10817.75
  1989/08/31      10516.84                    10711.84
  1989/09/30      10514.76                    10679.92
  1989/10/31      10599.09                    10810.54
  1989/11/30      10715.05                    10999.72
  1989/12/31      10811.64                    11089.70
  1990/01/31      10776.37                    11037.25
  1990/02/28      10872.06                    11135.48
  1990/03/31      10890.58                    11138.82
  1990/04/30      10778.59                    11058.17
  1990/05/31      10975.11                    11299.57
  1990/06/30      11065.98                    11398.90
  1990/07/31      11199.52                    11566.46
  1990/08/31      11134.40                    11398.51
  1990/09/30      11164.22                    11405.01
  1990/10/31      11289.08                    11611.90
  1990/11/30      11469.19                    11845.41
  1990/12/31      11500.15                    11896.94
  1991/01/31      11628.56                    12056.60
  1991/02/28      11734.43                    12161.49
  1991/03/31      11742.31                    12165.87
  1991/04/30      11848.76                    12327.67
  1991/05/31      11943.68                    12437.27
  1991/06/30      11950.94                    12424.95
  1991/07/31      12070.64                    12576.29
  1991/08/31      12167.09                    12741.92
  1991/09/30      12241.67                    12907.82
  1991/10/31      12373.13                    13023.99
  1991/11/30      12404.31                    13060.33
  1991/12/31      12609.28                    13340.60
  1992/01/31      12697.37                    13371.02
  1992/02/29      12711.93                    13375.30
  1992/03/31      12663.33                    13380.25
  1992/04/30      12751.90                    13499.33
  1992/05/31      12891.77                    13658.22
  1992/06/30      13060.96                    13887.40
  1992/07/31      13342.24                    14303.75
  1992/08/31      13243.60                    14164.29
  1992/09/30      13368.79                    14256.92
  1992/10/31      13273.67                    14116.77
  1992/11/30      13516.21                    14369.61
  1992/12/31      13532.53                    14516.32
  1993/01/31      13686.41                    14685.14
  1993/02/28      14066.40                    15216.31
  1993/03/31      13926.87                    15055.47
  1993/04/30      14024.82                    15207.38
  1993/05/31      14083.85                    15292.84
  1993/06/30      14232.29                    15548.08
  1993/07/31      14248.46                    15568.45
  1993/08/31      14510.62                    15892.59
  1993/09/30      14660.73                    16073.60
  1993/10/31      14674.49                    16104.62
  1993/11/30      14560.10                    15962.74
  1993/12/31      14808.88                    16299.72
  1994/01/31      14946.27                    16485.86
  1994/02/28      14573.08                    16058.87
  1994/03/31      14003.70                    15404.96
  1994/04/30      14127.65                    15535.59
  1994/05/31      14254.09                    15670.28
  1994/06/30      14151.65                    15574.54
  1994/07/31      14334.71                    15860.02
  1994/08/31      14376.27                    15914.90
  1994/09/30      14190.92                    15681.27
  1994/10/31      13979.95                    15402.77
  1994/11/30      13664.93                    15124.28
  1994/12/31      13903.30                    15457.17
  1995/01/31      14242.67                    15898.94
  1995/02/28      14595.45                    16361.28
  1995/03/31      14745.62                    16549.27
  1995/04/30      14731.89                    16568.80
  1995/05/31      15058.55                    17097.51
  1995/06/30      14968.03                    16948.76
  1995/07/31      15070.47                    17109.43
  1995/08/31      15249.57                    17326.38
  1995/09/30      15338.01                    17436.06
  1995/10/31      15491.87                    17689.58
  1995/11/30      15659.93                    17983.05
  1995/12/31      15740.76                    18155.86
  1996/01/31      15853.13                    18292.94
  1996/02/29      15792.93                    18169.46
  1996/03/31      15613.90                    17937.26
  1996/04/30      15571.26                    17886.49
  1996/05/31      15545.81                    17879.34
  1996/06/30      15672.99                    18074.05
  1996/07/31      15786.42                    18238.52
  1996/08/31      15776.20                    18234.14
  1996/09/30      15905.18                    18489.42
  1996/10/31      16050.69                    18698.54
  1996/11/30      16319.11                    19040.72
  1996/12/31      16248.64                    18960.75
  1997/01/31      16285.97                    18996.58
  1997/02/28      16411.52                    19170.97
  1997/03/31      16208.46                    18915.42
  1997/04/30      16321.69                    19073.75
  1997/05/31      16484.64                    19360.61
  1997/06/30      16646.63                    19566.81
  1997/07/31      17034.51                    20108.81
  1997/08/31      16892.99                    19920.39
  1997/09/30      17072.29                    20156.84
  1997/10/31      17140.71                    20286.45
  1997/11/30      17221.37                    20405.73
  1997/12/31      17419.01                    20703.45
  1998/01/31      17550.36                    20917.11
  1998/02/28      17529.44                    20923.39
  1998/03/31      17545.31                    20941.80
  1998/04/30      17463.29                    20847.35
  1998/05/31      17679.32                    21177.37
  1998/06/30      17710.90                    21260.81
  1998/07/31      17729.43                    21314.17
  1998/08/31      17946.11                    21643.47
  1998/09/30      18128.28                    21913.15
  1998/10/30      18109.83                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981123 151444 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class C on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have been $18,110 - an 81.10% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,913 - a 119.13% increase.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                    NOVEMBER 3, 1997
                    (COMMENCEMENT OF SALE OF
                    CLASS C SHARES) TO OCTOBER
                    31,

                    1998

Dividend returns    3.44%

Capital returns     2.38%

Total returns       5.82%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1998  PAST 1 MONTH  PAST 6 MONTHS  LIFE OF CLASS

Dividends per share             2.90(cents)   17.86(cents)   35.42(cents)

Annualized dividend rate        3.16%         3.31%          3.35%

30-day annualized yield         n/a           -              -

30-day annualized               n/a           -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average share price of $10.81 over the past one month, $10.69 over the past six months and $10.66 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. Yield information will be reported once Class C has a longer, more stable, operating history.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Despite heavy new supply and
slack demand for municipal bonds,
and an extreme flight to Treasuries
by investors, the municipal bond
market turned in a solid
performance for the 12 months
ended October 31, 1998. While
the glut of new issues hurt the price
of munis, their yields - which move
in the opposite direction of prices -
became attractive relative to
taxable bonds. Two interest-rate
cuts by the Federal Reserve Board
and low inflation provided
additional support. During this
period, the Lehman Brothers
Municipal Bond Index - a popular
measure of the municipal bond
market - returned 8.02%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned 9.34%
during the period. Throughout most
of the period, low interest rates and
a stable economy resulted in a
flood of municipalities rushing to
sell bonds this year. In fact, 1998 is
on track to top the record $293
billion muni-bond issuance during
1993. While waves of new issues
kept total return in check, volatility
in the equity markets, concerns
about the impact of overseas
markets on the U.S. economy and
the attractive level of muni-bond
yields provided support through the
end of September. Late in the
period, however, as equity markets
rallied, demand for the safety of
municipal bonds weakened, putting
further pressure on prices.

(Photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the 12-month period ended October 31, 1998, the fund's Class A, Class T, Class B and Class C shares had total returns of 6.46%, 6.50%, 5.77% and 5.65%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 6.53% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 7.46% for the same 12-month period.

Q. WHICH TYPES OF MUNICIPAL BONDS PERFORMED WELL OVER THE PAST YEAR?

A. Bonds rated Baa - which made up roughly 12% of the fund's investments at the end of the period - were among the fund's best performers during that time frame. Bond yields drifted lower throughout most of the year, forcing investors to seek out lower-quality, investment-grade bonds because of their yield advantage over higher-rated bonds. That growing demand for Baa-rated bonds, coupled with what proved to be a limited supply of them, boosted their prices.

Q. IN LIGHT OF THAT STRONG PERFORMANCE, WHY DID YOU KEEP THE MAJORITY OF THE FUND'S HOLDINGS IN HIGHER-RATED SECURITIES?

A. When Baa-bond prices rose, their yields - which move in the opposite direction of their prices - fell and their yield advantage over the top-rated Aaa bonds became quite small. In other words, the slight amount of additional yield they offered over Aaa-rated bonds generally wasn't enough to cover the extra risk they carried. Given that the yield spread - the difference in yield between Aaa-rated and Baa-rated bonds - was very small from a historical perspective, I didn't think it had much room to tighten further, so the potential upside for Baa-rated bonds was limited. I also became concerned that if the spread were to increase, or widen, again in response to an economic downturn, Baa-rated bonds would suffer price losses that would more than overwhelm their small income advantage. To replace some Baa-rated bonds that I sold - such as some of the fund's holdings in bonds issued by New York state - I bought higher-rated bonds.

Q. WHICH TYPES OF BONDS WERE LAGGARDS DURING THE PERIOD?

A. Bonds sensitive to being prepaid before maturity lagged the overall municipal market. For example, housing bonds - which are pools of home mortgages - experienced increased prepayment activity when interest rates fell and mortgage borrowers refinanced their debt. While prepayment is good for the borrower because it lowers their interest costs, it can be bad for housing bond holders because it potentially forces them to reinvest at lower prevailing interest rates.

Q. DID YOU SHIFT THE FUND'S INVESTMENTS AMONG VARIOUS SECTORS OF THE MUNICIPAL MARKET?

A. Yes, I did. Economic turmoil in Asia, Russia and Latin America increased the possibility that the U.S. economy would slow in response. With that in mind, I felt that the risk that economically sensitive municipal bonds would be hurt in the event of an economic slowdown outweighed the potential for them to appreciate much more, given that I believe we may be in the late stages of a protracted economic upswing. So I sold some more-economically sensitive bonds, replacing them with bonds that historically have proven more resilient during periods of economic weakness. For example, I reduced the fund's stake in industrial revenue bonds, which are bonds issued by a municipality on behalf of a corporate entity. As such, the performance of an industrial revenue bond is sensitive to the fortunes of the corporation on whose behalf it's issued. I also sold some general obligation bonds, which are repaid by the general revenues of an issuer, including property, sales and income taxes. At the same time I added more bonds issued by water, sewer and electric utilities. That's because utilities generally are less sensitive to the economy's ups and downs because of their essential nature.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. At the end of the period, municipal bonds were priced quite attractively relative to their U.S. Treasury counterparts when viewed from a historical basis. One measure of how inexpensive they were was that their yields were roughly 95% of Treasury yields, as opposed to their more historical yield of between 65% and 80% of Treasuries. If the demand for municipals rises, municipal bond yields - which move in the opposite direction of their prices - would likely move back to their historical relationship with Treasuries and perform relatively well as a result. Of course, the main factor that will determine municipal bond performance is the direction of interest rates, which could move any direction from here.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)
FUND FACTS

GOAL: to provide high current
income exempt from federal
income tax by investing
normally in investment-grade
municipal securities

START DATE: September 19,
1985

SIZE: as of October 31, 1998,
more than $79 million

MANAGER: Norm Lind, since
1998; joined Fidelity in
1986

NORM LIND ON THE ROLE OF
MUNICIPAL BOND INSURANCE:

"The role of municipal bond
insurance has grown dramatically
during the past decade as the
number of municipal bonds with
insurance has mushroomed.
Municipal bond insurance,
underwritten by private insurers,
guarantees the timely payment of
principal and interest should the
issuer default on the underlying
debt. Insurance can be purchased
either by the issuer or an investor.
Because they generally enjoy the
highest credit rating (Aaa, AAA or
other, depending on the insurer),
insured bonds tend to be more
popular than uninsured bonds among
many types of investors.

"Insured bonds have a couple of
characteristics that investors
should understand. They tend to
offer lower yields than similarly
rated uninsured bonds because the
cost of insurance is passed on to
the investor. Second, insurance
doesn't protect a bond from
suffering price losses. Like all
bonds, insured bond prices fluctuate
in response to supply, demand,
interest-rate movements and other
factors."

INVESTMENT CHANGES

TOP FIVE STATES AS OF OCTOBER
31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE HOLDINGS  5 MONTHS AGO

California                      13.1                     16.7

New York                        8.3                      8.9

Massachusetts                   6.6                      6.6

Washington                      5.5                      4.0

Texas                           5.2                      7.6

TOP FIVE SECTORS AS OF
OCTOBER 31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THE THESE SECTORS  5 MONTHS
                                                        AGO

Education                       21.6                     21.7

General Obligations             20.9                     22.8

Electric Utilities              16.2                     16.2

Health Care                     14.6                     9.3

Housing                         5.2                      5.3

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1998

                                                        5 MONTHS AGO

Years                           7.3                      6.6


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                       5 MONTHS AGO

Years                             5.2   5.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF OCTOBER 31, 1998
Aaa 46.1%
Aa, A 34.5%
Baa 12.0%
Short-term
investments 7.4%
Row: 1, Col: 1, Value: 46.1
Row: 1, Col: 2, Value: 34.5
Row: 1, Col: 3, Value: 12.0
Row: 1, Col: 4, Value: 7.4

AS OF MAY 31, 1998
Aaa 47.2%
Aa, A 35.0%
Baa 11.4%
Short-term
investments 6.4%
Row: 1, Col: 1, Value: 47.2
Row: 1, Col: 2, Value: 35.0
Row: 1, Col: 3, Value: 11.4
Row: 1, Col: 4, Value: 6.4

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS OCTOBER 31, 1998
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 92.6%

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ALASKA - 3.6%

Alaska Student Ln. Corp.          Aaa       $ 300,000                      $ 309,411
Student Ln. Rev.  Series A,
5% 7/1/03 (AMBAC Insured) (d)

North Slope Borough (Cap.         Aaa        3,000,000                      2,550,056
Appreciation)  Series B, 0%
1/1/03 (MBIA Insured)

                                                                            2,859,467

ARIZONA - 1.4%

Maricopa County Cmnty.            Aa1        1,000,000                      1,066,770
College Dist.  Series B,
5.25% 7/1/10

ARKANSAS - 1.1%

Arkansas Gen. Oblig. (Cap.        Aa3        1,000,000                      875,010
Appreciation) Series A, 0%
6/1/02

CALIFORNIA - 13.1%

California Ed. Facilities         AAA        225,000                        234,815
Auth. Rev. Rfdg. (Chapman
Univ.) 5.375% 10/1/16
(Connie Lee Insured),

California Health Facilities      A+         2,275,000                      2,446,194
Fin. Auth. Rev. (Casa de Las
Campanas) Series A, 5.375%
8/1/09 (California Health
Prc. Cns. Ln. Prg. Insured)

California Hsg. Fin. Agcy.        Aaa        1,000,000                      1,043,580
Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured)
(d)

California Poll. Cont. Fing.      Baa3       500,000                        537,790
Auth. Resource Recovery Rev.
(Waste Mgmt., Inc.) Series
A, 7.15% 2/1/11 (d)

California Rural Home Mtg.        Aaa        2,000,000                      2,028,760
Fin. Auth. Lease Rev. (Rural
Lease Purp.) Series A, 4.45%
8/1/01 (MBIA Insured)

Los Angeles County Ctfs. of       Baa1       970,000                        755,446
Prtn. (Disney Parking Proj.)
0% 9/1/04

Los Angeles Unified School        Aaa        250,000                        290,295
Dist. Series A, 6% 7/1/11
(FGIC Insured)

Sacramento Muni. Util. Dist.      Aaa        1,000,000                      1,078,220
Elec. Rev. 5.45% 11/15/08
(FGIC Insured)

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6% 7/1/02                         BBB-       1,000,000                      1,071,950

6.5% 7/1/08                       BBB-       300,000                        342,375

San Bernardino County Rfdg.       A3         500,000                        525,100
Ctfs. of Prtn. (Med. Ctr.
Fing. Proj.) 5.25% 8/1/04

                                                                            10,354,525

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

COLORADO - 1.7%

Arapaho County Cap. Impt.         Aaa       $ 3,620,000                    $ 572,503
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/05 @ 20.862) (e)

Colorado Health Facilities        Baa2       500,000                        528,155
Auth. Rev. Rfdg. (Rocky
Mountain Adventist) 6.25%
2/1/04

Denver City & County Arpt.        Baa1       250,000                        250,235
Rev. Series A, 6.9% 11/15/98
(d)

                                                                            1,350,893

DISTRICT OF COLUMBIA - 2.0%

District of Columbia Gen.         Aaa        1,000,000                      1,070,530
Oblig. Rfdg. Series B 1,
5.4% 6/1/06 (AMBAC Insured)

District of Columbia Redev.       Baa        500,000                        511,350
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.
5.4% 11/1/00

                                                                            1,581,880

FLORIDA - 2.0%

Broward County Resource           A3         480,000                        511,680
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        500,000                        521,585
Rfdg.  (Miami Int'l. Arpt.)
Series A, 5.25% 10/1/01 (FSA
Insured) (d)

Jacksonville Port Auth. Rev.      Aaa        500,000                        555,445
Rfdg. 5.75% 11/1/09 (MBIA
Insured) (d)

                                                                            1,588,710

ILLINOIS - 2.0%

Chicago Midway Arpt. Rev.         Aaa        300,000                        330,837
Series B, 6% 1/1/09 (MBIA
Insured) (d)

Metropolitan Pier &
Exposition Auth. Dedicated
Tax Rev. (Cap. Appreciation):

Series A:

0% 6/15/09                        Aaa        435,000                        270,701

0% 6/15/09 (FGIC Insured)         Aaa        65,000                         41,167
(Escrowed to Maturity) (e)

0% 6/15/00 (AMBAC Insured)        Aaa        1,000,000                      947,640

                                                                            1,590,345

IOWA - 1.3%

Iowa Student Ln. Liquidity        Aa1        1,000,000                      1,047,760
Corp. Student Ln. Rev.
Series A, 6.35% 3/1/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

KANSAS - 4.2%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity -
Leavenworth Health Svc. Co.):

5.25% 12/1/09 (MBIA Insured)      Aaa       $ 1,385,000                    $ 1,480,704

5.25% 12/1/11 (MBIA Insured)      Aaa        1,750,000                      1,848,175

                                                                            3,328,879

LOUISIANA - 2.4%

Louisiana Pub. Facilities         Aaa        1,825,000                      1,902,033
Auth. Rev. Rfdg.  (Student
Ln.) Series A 1, 6.2% 3/1/01

MAINE - 1.3%

Maine Edl. Ln. Marketing          Aaa        1,000,000                      1,014,930
Corp. Ln. Rev. Series A 4,
5.45% 11/1/99 (d)

MASSACHUSETTS - 6.6%

Boston Rev. (Boston City          Aaa        250,000                        272,560
Hosp.) Series A, 7.625%
2/15/21 (Pre-Refunded to
8/15/00 @101.666) (e)

Massachusetts Gen. Oblig.         Aa3        250,000                        265,463
Rfdg. Series A, 5.5% 2/1/11

Massachusetts Health & Edl.       Aaa        700,000                        705,642
Facilities Auth. Rev. Rfdg.
(Fairview Extended Care)
Series B, 4.55% 1/1/21 (MBIA
Insured)  LOC BankBoston NA

Massachusetts Ind. Fin. Agcy.     A1         1,600,000                      1,376,096
Rev. (Massachusetts
Biomedical) Series A 1, 0%
8/1/02

Massachusetts Tpk. Auth.          Aaa        600,000                        606,450
Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)

New England Ed. Ln. Marketing     A3         1,950,000                      1,990,599
Corp. Massachusetts Student
Ln. Rev. Rfdg. Series B,
5.4% 6/1/00

                                                                            5,216,810

MICHIGAN - 2.8%

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(McLaren Health Care Corp.)       A1         2,000,000                      1,949,720
Series A,  5% 6/1/19

(Mercy Health Svcs.) Series       Aa3        200,000                        218,232
S, 5.75% 8/15/05

                                                                            2,167,952

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MINNESOTA - 0.5%

Minneapolis Convention Ctr.       Aaa       $ 200,000                      $ 172,064
(Cap. Appreciation) Series
B, 0% 12/1/02

Minnesota Higher Ed.              Aa3        200,000                        209,518
Facilities Auth. Rev.
(Macalester College) Series
4 C, 5.5% 3/1/12

                                                                            381,582

MONTANA - 1.6%

Montana Higher Ed. Student        A          1,225,000                      1,257,095
Assistance Corp. Student Ln.
Rev. Series B, 6.6% 12/1/99
(d)

NEVADA - 0.7%

Clark County School Dist.         Aaa        500,000                        573,890
Series A, 9.75% 6/1/01 (MBIA
Insured)

NEW MEXICO - 4.8%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/00 (AMBAC Insured)      Aaa        250,000                        260,393
(d)

6.75% 7/1/09 (AMBAC Insured)      Aaa        450,000                        534,380
(d)

New Mexico Edl. Assistance        Aaa        2,200,000                      2,355,760
Foundation Student Ln. Rev.
Series IV A2, 6.65% 3/1/07

Rio Rancho Wtr. & Wastewtr.       Aaa        500,000                        601,570
Sys. Rev. Series A, 8%
5/15/04 (FSA Insured)

                                                                            3,752,103

NEW YORK - 8.3%

Buffalo Gen. Oblig. Rfdg.         Aaa        1,025,000                      1,082,933
Series C, 5.25% 12/1/13
(FGIC Insured)

New York City Gen. Oblig.         A3         1,000,000                      1,061,340
Series H, 5.5% 8/1/12

New York State Dorm. Auth.
Rev.:

Rfdg. (State Univ. Edl.           A3         500,000                        560,310
Facs.) Series A,  6.5%
5/15/04

(City Univ. Sys.                  Baa1       500,000                        556,760
Consolidated) Series A,
5.75% 7/1/13

(City Univ. Sys.) Series C,       Baa1       500,000                        616,770
7.5% 7/1/10

New York State Local Gov't.
Assistance Corp.:

Rfdg. Series A, 5.5% 4/1/04       Aaa        100,000                        107,757
(AMBAC Insured)

(Cap. Appreciation) Series A,     A3         1,000,000                      673,220
0% 4/1/08

New York State Thruway Auth.      A3         500,000                        535,360
Hwy. & Bridge Trust Fund
Series A, 5.8% 4/1/09

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Thruway Auth.
Svc. Contract Rev. (Local
Hwy. & Bridge):

5.4% 4/1/03                       Baa1      $ 250,000                      $ 262,870

6% 4/1/03                         Baa1       200,000                        215,342

New York State Urban Dev.
Corp. Rev.:

Rfdg. (Correctional               Aaa        300,000                        323,322
Facilities) 5.625% 1/1/07
(AMBAC Insured)

Series A, 5.5% 4/1/10 (MBIA       Aaa        500,000                        541,380
Insured)

                                                                            6,537,364

NORTH CAROLINA - 4.8%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series B, 6% 1/1/06               Baa1       1,315,000                      1,438,728

Series C, 5.5% 1/1/07             Baa1       700,000                        749,896

Series A, 5.625% 1/1/03           Baa1       500,000                        527,640

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.
Rfdg.:

5.75% 1/1/02                      A3         750,000                        787,628

5.9% 1/1/03                       A3         250,000                        266,815

                                                                            3,770,707

OHIO - 1.0%

Ohio Bldg. Auth. Facilities       Aaa        500,000                        542,885
(Adult Correctional) Series
A, 5.95% 10/1/14 (MBIA
Insured)

Ohio Tpk. Commission Tpk.         Aaa        250,000                        270,035
Rev. Series A, 5.6% 2/15/12
(MBIA Insured)

                                                                            812,920

PENNSYLVANIA - 4.6%

Pennsylvania Convention Ctr.      Baa        110,000                        111,406
Auth. Rev. Rfdg. Series A,
5.75% 9/1/99

Pennsylvania Higher Edl.          AA-        1,270,000                      1,397,572
Facilities Auth. College &
Univ. Rev. Rfdg. (RIDC
Reg'l. Growth -  Carnegie
Mellon Univ. Proj.) 6%
11/1/04

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Hsg. Fin. Agcy.      Aa3       $ 1,000,000                    $ 1,064,480
Rev. Rfdg. (Residential Dev.
Section 8)  Series A, 7%
7/1/01

Philadelphia Gas Works Rev.       Aaa        1,000,000                      1,069,920
Series A, 5.25% 7/1/05 (FSA
Insured)

                                                                            3,643,378

RHODE ISLAND - 1.3%

Rhode Island Student Ln.          A          1,000,000                      1,042,750
Auth. Student Ln. Rev. Rfdg.
Series A, 6.55% 12/1/00

SOUTH CAROLINA - 3.0%

South Carolina Ed. Assistance
Auth. Rev. Rfdg.:

(Guaranteed Student Ln.)          A          1,000,000                      1,064,290
Series B, 5.7% 9/1/05 (d)

Series A 2, 5.4% 9/1/02           AAA        1,250,000                      1,300,175

                                                                            2,364,465

TENNESSEE - 1.6%

Memphis-Shelby County Arpt.       Aaa        275,000                        284,529
Auth. Arpt. Rev. Rfdg.
Series A, 5.25% 2/15/01
(MBIA Insured) (d)

Montgomery County Health          Baa2       1,000,000                      989,220
Edl.& Hsg. Facilities Board
Hosp. Rev. Rfdg. & Impt.
(Clarksville Reg'l. Health
Sys.) 5.375% 1/1/28

                                                                            1,273,749

TEXAS - 5.2%

Austin Independent School         Aaa        500,000                        558,520
Dist. School Bldg. 8.125%
8/1/01 (Escrowed to
Maturity) (e)

Brazos Higher Ed. Auth., Inc.     Aaa        435,000                        457,076
Student Ln. Rev. Rfdg.
Series A 1, 6.05% 12/1/01 (d)

Deer Park Independent School      Aaa        200,000                        169,272
Dist. Rfdg. 0% 2/15/03

Hurst Euless Bedford              Aaa        1,000,000                      557,950
Independent School Dist.
Rfdg. (Cap. Appreciation) 0%
8/15/11

Irving Independent School         Aaa        250,000                        238,985
Dist. (Cap. Appreciation) 0%
2/15/00

Northside Independent School      Aaa        500,000                        528,945
Dist. (School Bldg.) 8.375%
2/1/00

San Antonio Gen. Oblig. Rfdg.     Aa2        125,000                        133,193
5.5% 8/1/02

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

TEXAS - CONTINUED

Texas Pub. Fin. Auth. Bldg.       Aaa       $ 1,000,000                    $ 1,154,750
Rev. Rfdg.  (Texas Technical
College) 6.25% 8/1/09 (MBIA
Insured)

Univ. of Texas Permanent          Aaa        250,000                        262,780
Univ. Fund 5% 7/1/10

                                                                            4,061,471

UTAH - 3.5%

Intermountain Pwr. Agcy. Pwr.:

(Cap. Appreciation) Series A,     Aaa        2,860,000                      2,076,703
0% 7/1/06 (MBIA Insured)

Rfdg.:

Series B, 0% 7/1/00 (MBIA         Aaa        500,000                        472,040
Insured)

Series D, 5% 7/1/21 (MBIA         Aaa        200,000                        196,804
Insured)

                                                                            2,745,547

VIRGINIA - 0.7%

Virginia Pub. Bldg. Auth.         Aa2        475,000                        502,203
Pub. Facilities Rev. Rfdg.
Series A, 5% 8/1/05

WASHINGTON - 5.5%

King County Ltd. Tax Gen.         Aa1        1,000,000                      1,114,640
Oblig. 5.9% 12/1/14

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #2 Rev.:

Rfdg. Series C, 7.5% 7/1/03       Aa1        525,000                        576,261
(Pre-Refunded to 1/1/01
@102) (e)

5.4% 7/1/12 (a)                   Aa1        2,000,000                      2,112,000

Washington Pub. Pwr. Supply       Aa1        500,000                        528,750
Sys. Nuclear Proj. #3 Rev.
Rfdg. Series C, 5.1% 7/1/07

                                                                            4,331,651

TOTAL MUNICIPAL BONDS                                                       72,996,839
(Cost $69,856,860)

CASH EQUIVALENTS - 7.4%

                                               SHARES

Municipal Central Cash Fund                    5,845,648                     5,845,648
(b)(c) (Cost $5,845,648)

TOTAL INVESTMENT IN                                                          $ 78,842,487
SECURITIES - 100%
(Cost $75,702,508)



FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/LOSS

PURCHASED

20 Bond Buyer Municipal Bond  Dec. 1998            $ 2,509,375                 $ (38,839)
Index Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN SECURITIES - 3.1%.

LEGEND

(a) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $95,040.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.35%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        72.4%  AAA, AA, A    64.5%

Baa               10.2%  BBB           12.0%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

Education                   21.6%

General Obligations         20.9

Electric Utilities          16.2

Health Care                 14.6

Housing                     5.2

Others (individually less    21.5
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $75,702,508. Net unrealized appreciation aggregated $3,139,979, all of which related to appreciated investment securities.

The fund hereby designates approximately $224,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                          OCTOBER 31, 1998

ASSETS

Investment in securities, at              $ 78,842,487
value (cost $75,702,508) -
See accompanying schedule

Cash                                       47,119

Interest receivable                        1,100,168

Other receivables                          911

 TOTAL ASSETS                              79,990,685

LIABILITIES

Payable for fund shares         $ 27,413
redeemed

Distributions payable            82,600

Accrued management fee           25,803

Distribution fees payable        21,390

Payable for daily variation      15,000
on futures contracts

Other payables and accrued       67,695
expenses

 TOTAL LIABILITIES                         239,901

NET ASSETS                                $ 79,750,784

Net Assets consist of:

Paid in capital                           $ 75,994,747

Accumulated undistributed net              654,897
realized gain (loss)  on
investments

Net unrealized appreciation                3,101,140
(depreciation) on investments

NET ASSETS                                $ 79,750,784

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                           OCTOBER 31, 1998

CALCULATION OF MAXIMUM                     $10.77
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,081,939 (divided by)
100,473 shares)

Maximum offering price per                 $11.19
share (100/96.25 of $10.77)

CLASS T: NET ASSET VALUE and               $10.77
redemption price per share
($60,070,263 (divided by)
5,577,719 shares)

Maximum offering price per                 $11.07
share (100/97.25 of $10.77)

CLASS B: NET ASSET VALUE and               $10.76
offering price per share
($11,133,867 (divided by)
1,034,393 shares) A

CLASS C: NET ASSET VALUE and               $10.77
offering price per share
($1,137,075 (divided by)
105,579 shares) A

INSTITUTIONAL CLASS: NET                   $10.77
ASSET VALUE, offering price
and redemption price   per
share ($6,327,640 (divided
by) 587,618 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                 ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                 31, 1998

INTEREST INCOME                  $ 3,222,527                  $ 3,478,411

EXPENSES

Management fee                    242,984                      255,140

Transfer agent fees               114,374                      127,011

Distribution fees                 196,910                      194,896

Accounting fees and expenses      57,149                       61,883

Non-interested trustees'          122                          180
compensation

Custodian fees and expenses       7,777                        6,548

Registration fees                 70,508                       74,299

Audit                             33,204                       43,635

Legal                             11,795                       886

Miscellaneous                     14,452                       1,700

 Total expenses before            749,275                      766,178
reductions

 Expense reductions               (103,292)                    (82,120)

 TOTAL EXPENSES AFTER             645,983                      684,058
REDUCTIONS

NET INTEREST INCOME               2,576,544                    2,794,353

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            843,060                      858,153

 Futures contracts                (11,061)                     16,876

Total net realized gain (loss)    831,999                      875,029

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            850,690                      175,681

 Futures contracts                (55,341)                     16,502

Total change in net               795,349                      192,183
unrealized appreciation
(depreciation)

NET GAIN (LOSS)                   1,627,348                    1,067,212

NET INCREASE (DECREASE) IN       $ 4,203,892                  $ 3,861,565
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                 ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997  YEAR ENDED NOVEMBER 30, 1996
                                 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 2,576,544                  $ 2,794,353                   $ 3,449,493

 Net realized gain (loss)         831,999                      875,029                       684,780

 Change in net unrealized         795,349                      192,183                       (712,133)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       4,203,892                    3,861,565                     3,422,140
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (2,576,544)                  (2,794,353)                   (3,449,493)
From net interest income

 From net realized gain           (172,795)                    (6,721)                       -

 TOTAL DISTRIBUTIONS              (2,749,339)                  (2,801,074)                   (3,449,493)

Share transactions -  net         14,997,838                   (8,495,226)                   (9,402,984)
increase (decrease)

  TOTAL INCREASE (DECREASE)       16,452,391                   (7,434,735)                   (9,430,337)
 IN NET ASSETS

NET ASSETS

 Beginning of period              63,298,393                   70,733,128                    80,163,465

 End of period                   $ 79,750,784                 $ 63,298,393                  $ 70,733,128


FINANCIAL HIGHLIGHTS - CLASS A

                                 ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                 1998                             1997                      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.600                         $ 10.410                  $ 10.160
period

Income from Investment
Operations

 Net interest income              .411                             .459                      .113

 Net realized and unrealized      .200                             .191                      .250
gain (loss)

 Total from investment            .611                             .650                      .363
operations

Less Distributions

 From net interest income         (.411)                           (.459)                    (.113)

 From net realized gain           (.030)                           (.001)                    -

 Total distributions              (.441)                           (.460)                    (.113)

Net asset value, end of period   $ 10.770                         $ 10.600                  $ 10.410

TOTAL RETURN B, C                 5.89%                            6.42%                     3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,082                          $ 442                     $ 103
(000 omitted)

Ratio of expenses to average      .90% A, E                        .90% E                    .90% A, E
net assets

Ratio of net interest income      4.19% A                          4.37%                     4.60% A
to average net assets

Portfolio turnover rate           26% A, F                         18%                       35%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T

                                 ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                 1998                             1997                      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.590                         $ 10.410                  $ 10.380  $ 9.400   $ 10.460
of period

Income from Investment
Operations

 Net interest   income            .407                             .449                      .461      .451      .455

 Net realized and                 .210                             .181                      .030      .980      (1.040)
unrealized   gain (loss)

 Total from   investment          .617                             .630                      .491      1.431     (.585)
operations

Less Distributions

 From net interest   income       (.407)                           (.449)                    (.461)    (.451)    (.455)

 From net realized   gain         (.030)                           (.001)                    -         -         -

 In excess of net   realized      -                                -                         -         -         (.020)
gain

 Total distributions              (.437)                           (.450)                    (.461)    (.451)    (.475)

Net asset value, end of period   $ 10.770                         $ 10.590                  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                 5.94%                            6.21%                     4.89%     15.49%    (5.78)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 60,070                         $ 48,830                  $ 56,729  $ 62,852  $ 57,382
(000 omitted)

Ratio of expenses  to average     .95% A, D                        1.00% D                   1.00% D   .94% D    .90% D
 net assets

Ratio of net interest income      4.15% A                          4.32%                     4.42%     4.56%     4.49%
to average net assets

Portfolio turnover rate           26% A, E                         18%                       35%       53%       53%





                                 1993

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 11.080
of period

Income from Investment
Operations

 Net interest   income            .508

 Net realized and                 .260
unrealized   gain (loss)

 Total from   investment          .768
operations

Less Distributions

 From net interest   income       (.508)

 From net realized   gain         (.880)

 In excess of net   realized      -
gain

 Total distributions              (1.388)

Net asset value, end of period   $ 10.460

TOTAL RETURN B, C                 7.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 39,800
(000 omitted)

Ratio of expenses  to average     .90% D
 net assets

Ratio of net interest income      4.76%
to average net assets

Portfolio turnover rate           46%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS B

                                ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                1998                             1997                      1996      1995      1994 D

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 10.590                         $ 10.410                  $ 10.380  $ 9.400   $ 9.890
of period

Income from Investment
Operations

 Net interest income             .339                             .382                      .394      .373      .155

 Net realized and unrealized     .200                             .181                      .030      .980      (.490)
 gain (loss)

 Total from investment           .539                             .563                      .424      1.353     (.335)
operations

Less Distributions

 From net interest income        (.339)                           (.382)                    (.394)    (.373)    (.155)

 From net realized gain          (.030)                           (.001)                    -         -         -

 Total distributions             (.369)                           (.383)                    (.394)    (.373)    (.155)

Net asset value, end of period  $ 10.760                         $ 10.590                  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                5.27%                            5.54%                     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 11,134                         $ 7,917                   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to average     1.65% A, E                       1.65% E                   1.66% E   1.68% E   1.65% A, E
net assets

Ratio of net interest income     3.45% A                          3.67%                     3.76%     3.71%     3.74% A
to average net assets

Portfolio turnover rate          26% A, F                         18%                       35%       53%       53%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO NOVEMBER 30, 1994.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C

                                 ELEVEN MONTHS ENDED OCTOBER 31,  YEAR ENDED NOVEMBER 30,

                                 1998                             1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.590                         $ 10.550
period

Income from Investment
Operations

 Net interest income              .328                             .027

 Net realized and unrealized      .210                             .040
gain (loss)

 Total from investment            .538                             .067
operations

Less Distributions

 From net interest income         (.328)                           (.027)

 From net realized gain           (.030)                           -

 Total distributions              (.358)                           (.027)

Net asset value, end of period   $ 10.770                         $ 10.590

TOTAL RETURN B, C                 5.16%                            0.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,137                          $ 13
(000 omitted)

Ratio of expenses to average      1.75% A, E                       1.75% A, E
net assets

Ratio of net interest income      3.29% A                          3.33% A
to average net assets

Portfolio turnover rate           26% A, F                         18%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                 1998                             1997                      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.590                         $ 10.410                  $ 10.360  $ 9.410   $ 10.460
of period

Income from Investment
Operations

 Net interest income              .427                             .475                      .487      .477      .481

 Net realized and                 .210                             .181                      .050      .950      (1.030)
unrealized   gain (loss)

 Total from   investment          .637                             .656                      .537      1.427     (.549)
operations

Less Distributions

 From net interest   income       (.427)                           (.475)                    (.487)    (.477)    (.481)

 From net realized   gain         (.030)                           (.001)                    -         -         -

 In excess of net   realized      -                                -                         -         -         (.020)
gain

 Total distributions              (.457)                           (.476)                    (.487)    (.477)    (.501)

Net asset value, end of period   $ 10.770                         $ 10.590                  $ 10.410  $ 10.360  $ 9.410

TOTAL RETURN B, C                 6.04%                            6.48%                     5.36%     15.44%    (5.43)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 6,328                          $ 6,098                   $ 6,455   $ 11,085  $ 11,702
(000 omitted)

Ratio of expenses  to average     .75% A, D                        .75% D                    .75% D    .70% D    .65% D
 net assets

Ratio of expenses to average      .75% A                           .75%                      .74% E    .70%      .65%
net assets after expense
reductions

Ratio of net interest income      4.36% A                          4.57%                     4.68%     4.96%     4.75%
to average net assets

Portfolio turnover rate           26% A, F                         18%                       35%       53%       53%





                                 1993

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 11.080
of period

Income from Investment
Operations

 Net interest income              .536

 Net realized and                 .260
unrealized   gain (loss)

 Total from   investment          .796
operations

Less Distributions

 From net interest   income       (.536)

 From net realized   gain         (.880)

 In excess of net   realized      -
gain

 Total distributions              (1.416)

Net asset value, end of period   $ 10.460

TOTAL RETURN B, C                 8.01%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 15,076
(000 omitted)

Ratio of expenses  to average     .65% D
 net assets

Ratio of expenses to average      .65%
net assets after expense
reductions

Ratio of net interest income      5.01%
to average net assets

Portfolio turnover rate           46%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. On October 16, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund from November 30 to October
31. Accordingly, the financial statements of the fund are presented for the eleven month period ended October 31, 1998. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $15,869,034 and $20,934,072, respectively.
The market value of futures contracts opened and closed during the period amounted to $15,909,407 and $14,563,151, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the periods ended October 31, 1998 and November 30, 1997, the management fee was equivalent to an annualized rate of .38% and an annual rate of .39%, respectively, of average net assets .

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED

periods, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the periods, each class paid FDC the following amounts, a portion of which was retained by FDC:

          ELEVEN MONTHS ENDED OCTOBER
          31, 1998

          PAID TO FDC                   RETAINED BY FDC

CLASS A   $ 1,130                       $ 214

CLASS T    121,547                       1,926

CLASS B    69,603                        50,270

CLASS C    4,630                         4,611

          $ 196,910                     $ 57,021

          YEAR ENDED NOVEMBER 30, 1997

          PAID TO FDC                   RETAINED BY FDC

CLASS A   $ 521                         $ -

CLASS T    127,082                       -

CLASS B    67,287                        48,596

CLASS C    6                             6

          $ 194,896                     $ 48,602

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period ended October 31, 1998, the following amounts were paid to third parties under the Plans:

CLASS A               $ 182

CLASS T                6,183

CLASS B                1,941

CLASS C                611

INSTITUTIONAL CLASS    674

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period ended October 31, 1998, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 11,024     $ 4,498

CLASS T    15,232       4,671

CLASS B    8,419        8,419 *

CLASS C    534          534*

          $ 35,209     $ 18,122

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the periods, each class paid the following transfer agent fees:

                       ELEVEN MONTHS ENDED OCTOBER
                       31, 1998

                       AMOUNT                        % OF AVERAGE NET ASSETS

CLASS A                $ 2,121                        .28*

CLASS T                 88,831                        .18*

CLASS B                 12,448                        .16*

CLASS C                 1,263                         .27*

INSTITUTIONAL CLASS     9,711                         .17*

                       $ 114,374

                       YEAR ENDED NOVEMBER 30, 1997

                       AMOUNT                        % OF AVERAGE NET ASSETS

CLASS A                $ 1,254                        .36

CLASS T                 99,245                        .20

CLASS B                 14,216                        .19

CLASS C                 5                             .64*

INSTITUTIONAL CLASS     12,291                        .18

                       $ 127,011

* ANNUALIZED

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                               31,  1998

CLASS A               .90%                     $ 7,051                      $ 29,398

CLASS T               .90%                      51,409                       19,986

CLASS B               1.65%                     9,298                        15,147

CLASS C               1.75%                     24,925                       1,250

INSTITUTIONAL CLASS   .75%                      10,609                       14,954

                                               $ 103,292                    $ 80,735


5. EXPENSE REDUCTIONS - CONTINUED

Effective May 29, 1998, Class T's expense limitation was changed from 1.00% to .90% of Class T's average net assets.

Effective December 1, 1998, Class A's, Class B's, Class C's and
Institutional Class' expense limitations were changed to .85%, 1.60%, 1.70% and .70% of each class' average net assets, respectively.

In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the year ended November 30, 1997, Class T's expenses were reduced by $1,385 under the transfer agent arrangement:

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                          ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                          1998                             1997 B                    1996 A

FROM NET INTEREST INCOME

Class A                   $ 31,705                         $ 15,189                  $ 1,046

Class T                    2,019,325                        2,195,690                 2,699,983

Class B                    267,333                          274,703                   269,283

Class C                    15,339                           26                        -

Institutional Class        242,842                          308,745                   479,181

Total                     $ 2,576,544                      $ 2,794,353               $ 3,449,493

FROM NET REALIZED GAIN

Class A                   $ 1,246                          $ 24                      $ -

Class T                    136,882                          5,310                     -

Class B                    22,913                           767                       -

Class C                    35                               -                         -

Institutional Class        11,719                           620                       -

Total                     $ 172,795                        $ 6,721                   $ -


A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.

B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS.

Share transactions for each class of shares were as follows:

                              SHARES

                              ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997 B  YEAR ENDED NOVEMBER 30, 1996 A
                              31, 1998


CLASS A Shares sold            72,895                        37,401                          9,815

Issue in exchange for the      52,153                        -                               -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions  2,327                         1,437                           108

Shares redeemed                (68,581)                      (7,082)                         -

Net increase (decrease)        58,794                        31,756                          9,923

CLASS T Shares sold            833,212                       1,237,934                       2,035,422

Issue in exchange for the      1,639,675                     -                               -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions  146,958                       150,942                         189,811

Shares redeemed                (1,651,570)                   (2,228,549)                     (2,833,821)

Net increase (decrease)        968,275                       (839,673)                       (608,588)

CLASS B Shares sold            412,030                       162,293                         326,024

Reinvestment of distributions  17,176                        17,600                          17,066

Shares redeemed                (142,402)                     (147,606)                       (227,839)

Net increase (decrease)        286,804                       32,287                          115,251

CLASS C Shares sold            123,360                       1,185                           -

Reinvestment of distributions  1,212                         2                               -

Shares redeemed                (20,180)                      -                               -

Net increase (decrease)        104,392                       1,187                           -



                              DOLLARS

                              ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997 B  YEAR ENDED NOVEMBER 30, 1996 A
                              31, 1998

CLASS A Shares sold           $ 774,852                     $ 388,486                       $ 99,788

Issue in exchange for the      554,907                       -                               -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions  24,853                        14,999                          1,046

Shares redeemed                (732,634)                     (74,532)                        -

Net increase (decrease)       $ 621,978                     $ 328,953                       $ 100,834

CLASS T Shares sold           $ 8,684,653                   $ 12,868,543                    $ 20,912,410

Issue in exchange for the      17,446,147                    -                               -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions  1,569,314                     1,571,556                       1,947,724

Shares redeemed                (17,602,042)                  (23,132,793)                    (28,990,305)

Net increase (decrease)       $ 10,098,072                  $ (8,692,694)                   $ (6,130,171)

CLASS B Shares sold           $ 4,400,752                   $ 1,686,065                     $ 3,345,475

Reinvestment of distributions  183,295                       183,295                         175,043

Shares redeemed                (1,517,988)                   (1,530,078)                     (2,324,198)

Net increase (decrease)       $ 3,066,059                   $ 339,282                       $ 1,196,320

CLASS C Shares sold           $ 1,314,301                   $ 12,505                        $ -

Reinvestment of distributions  12,987                        25                              -

Shares redeemed                (217,401)                     -                               -

Net increase (decrease)       $ 1,109,887                   $ 12,530                        $ -


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.

B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS - CONTINUED

                                SHARES

                                ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997  YEAR ENDED NOVEMBER 30, 1996
                                31, 1998


INSTITUTIONAL CLASS Shares       344,786                       221,521                       476,090
sold

Issue in exchange for the        41,426                        -                             -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    3,754                         5,385                         6,443

Shares redeemed                  (378,091)                     (271,323)                     (932,023)

Net increase (decrease)          11,875                        (44,417)                      (449,490)



                                DOLLARS

                                ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997  YEAR ENDED NOVEMBER 30, 1996
                                31, 1998

INSTITUTIONAL CLASS Shares      $ 3,651,862                   $ 2,293,637                   $ 4,887,410
sold

Issue in exchange for the        440,774                       -                             -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    40,053                        55,968                        66,083

Shares redeemed                  (4,030,847)                   (2,832,902)                   (9,523,460)

Net increase (decrease)         $ 101,842                     $ (483,297)                   $ (4,569,967)


8. REGISTRATION FEES.

For the periods, each class paid the following amounts to register its shares for sale:

                      ELEVEN MONTHS OCTOBER 31, 1998  YEAR ENDED NOVEMBER 30, 1997

CLASS A               $ 6,152                         $ 28,753

CLASS T                19,311                          14,768

CLASS B                10,543                          14,527

CLASS C                24,408                          1,253

INSTITUTIONAL CLASS    10,094                          14,998

                      $ 70,508                        $ 74,299


9. MERGER INFORMATION.

On May 28, 1998, Class A, Class T, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund Class A, Class T, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Short-Intermediate Municipal Income Fund on May 4, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

9. MERGER INFORMATION - CONTINUED

Class A's acquisition of Fidelity Advisor Short-Intermediate Class A was accomplished by an exchange of 52,123 shares of Class A for the 54,832 shares then outstanding of Fidelity Advisor Short-Intermediate Class A (each valued at $10.12). Class T's acquisition of Fidelity Advisor Short-Intermediate Class T was accomplished by an exchange of 1,639,675 shares of Class T for the 1,722,226 shares then outstanding of Fidelity Advisor Short-Intermediate Class T (each valued at $10.13). Institutional Class' acquisition of Fidelity Advisor Short-Intermediate Institutional Class was accomplished by an exchange of 41,426 shares of Institutional Class for the 43,512 shares then outstanding of Fidelity Advisor Short-Intermediate Institutional Class (each valued at $10.13).

Fidelity Advisor Short-Intermediate Municipal Income Fund's net assets, including $276,190 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $77,174,506.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Municipal Income Fund (a fund of Fidelity Advisor Series VI) at October 31, 1998, and the results of its operations for the eleven month period then ended and the year ended November 30, 1997, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   December 8, 1998

DISTRIBUTIONS

The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

CLASS A
PAY DATE      12/29/97  12/7/98
RECORD DATE   12/26/97  12/4/98
DIVIDENDS     $-        $-
SHORT-TERM
CAPITAL GAINS $-        $-
LONG-TERM
CAPITAL GAINS $.03      $.08
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     -         -
 20% rate     100%      100%

CLASS T
PAY DATE      12/29/97  12/7/98
RECORD DATE   12/26/97  12/4/98
DIVIDENDS     $-        $-
SHORT-TERM
CAPITAL GAINS $-        $-
LONG-TERM
CAPITAL GAINS $.03      $.08
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     -         -
 20% rate     100%      100%

CLASS B
PAY DATE      12/29/97  12/7/98
RECORD DATE   12/26/97  12/4/98
DIVIDENDS     $-        $-
SHORT-TERM
CAPITAL GAINS $-        $-
LONG-TERM
CAPITAL GAINS $.03      $.08
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     -         -
 20% rate     100%      100%

CLASS C
PAY DATE      12/29/97  12/7/98
RECORD DATE   12/26/97  12/4/98
DIVIDENDS     $-        $-
SHORT-TERM
CAPITAL GAINS $-        $-
LONG-TERM
CAPITAL GAINS $.03      $.08
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     -         -
 20% rate     100%      100%

The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.

During fiscal year ended 1998, 100% of the fund's income dividends was free from federal income tax, and 12.78% of the fund's income dividends was subject to the federal alternative minimum tax.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on October 7, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an amended management contract for the fund.

               # OF           % OF
               VOTES CAST      VOTES CAST

Affirmative    34,867,170.38   87.284

Against        2,146,147.59    5.373

Abstain        2,933,345.14    7.343

TOTAL          39,946,663.11   100.000

PROPOSAL 2

To amend the fund's fundamental investment limitation concerning diversification.

                # OF           % OF
                VOTES CAST     VOTES CAST
Affirmative    36,036,081.55   90.210

Against        812,448.21      2.034

Abstain        3,098,133.35    7.756

TOTAL          39,946,663.11   100.000

PROPOSAL 3

To approve an agreement and plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.

                    # OF            % OF
                    VOTES CAST      VOTES CAST
Affirmative         35,992,091.07   90.616

Against             760,732.69      1.916

Abstain             2,966,334.87    7.468

TOTAL               39,719,158.63   100.000

Broker Non-Votes    227,504.48

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Fred L. Henning, Jr., Vice President

Dwight D. Churchill, Vice President

Stanley N. Griffith, Assistant Vice President

Norman U. Lind, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

UMB Bank, n.a.
Kansas City, MO

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

LTTE-ANN-1298   67027
1.539401.101

(Fidelity logo graphic)(registered trademark)

SUPPLEMENT TO THE FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND
- INSTITUTIONAL CLASS OCTOBER 31, 1998 ANNUAL REPORT

The following replaces similar information found in "Performance: The Bottom Line" on pages 4.

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL
CLASS

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Fidelity Adv Int Municipal       6.73%        29.00%        89.84%
Income - Inst CL

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Fidelity Adv Int Municipal       6.73%        5.22%         6.62%
Income - Inst CL

The following replaces similar information found in "Performance: The Bottom Line" on pages 5.

$10,000 OVER 10 YEARS

             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30       9967.47                     9908.40
  1988/12/31      10030.36                    10009.76
  1989/01/31      10131.87                    10216.76
  1989/02/28      10071.36                    10100.19
  1989/03/31      10039.42                    10076.05
  1989/04/30      10181.32                    10315.26
  1989/05/31      10333.36                    10529.51
  1989/06/30      10446.77                    10672.50
  1989/07/31      10551.02                    10817.75
  1989/08/31      10516.84                    10711.84
  1989/09/30      10514.76                    10679.92
  1989/10/31      10599.09                    10810.54
  1989/11/30      10715.05                    10999.72
  1989/12/31      10811.64                    11089.70
  1990/01/31      10776.37                    11037.25
  1990/02/28      10872.06                    11135.48
  1990/03/31      10890.58                    11138.82
  1990/04/30      10778.59                    11058.17
  1990/05/31      10975.11                    11299.57
  1990/06/30      11065.98                    11398.90
  1990/07/31      11199.52                    11566.46
  1990/08/31      11134.40                    11398.51
  1990/09/30      11164.22                    11405.01
  1990/10/31      11289.08                    11611.90
  1990/11/30      11469.19                    11845.41
  1990/12/31      11500.15                    11896.94
  1991/01/31      11628.56                    12056.60
  1991/02/28      11734.43                    12161.49
  1991/03/31      11742.31                    12165.87
  1991/04/30      11848.76                    12327.67
  1991/05/31      11943.68                    12437.27
  1991/06/30      11950.94                    12424.95
  1991/07/31      12070.64                    12576.29
  1991/08/31      12167.09                    12741.92
  1991/09/30      12241.67                    12907.82
  1991/10/31      12373.13                    13023.99
  1991/11/30      12404.31                    13060.33
  1991/12/31      12609.28                    13340.60
  1992/01/31      12697.37                    13371.02
  1992/02/29      12711.93                    13375.30
  1992/03/31      12663.33                    13380.25
  1992/04/30      12751.90                    13499.33
  1992/05/31      12891.77                    13658.22
  1992/06/30      13060.96                    13887.40
  1992/07/31      13342.24                    14303.75
  1992/08/31      13243.60                    14164.29
  1992/09/30      13367.29                    14256.92
  1992/10/31      13276.00                    14116.77
  1992/11/30      13521.36                    14369.61
  1992/12/31      13527.51                    14516.32
  1993/01/31      13697.84                    14685.14
  1993/02/28      14067.39                    15216.31
  1993/03/31      13930.87                    15055.47
  1993/04/30      14031.48                    15207.38
  1993/05/31      14093.30                    15292.84
  1993/06/30      14245.24                    15548.08
  1993/07/31      14278.39                    15568.45
  1993/08/31      14531.16                    15892.59
  1993/09/30      14685.06                    16073.60
  1993/10/31      14716.12                    16104.62
  1993/11/30      14604.85                    15962.74
  1993/12/31      14871.72                    16299.72
  1994/01/31      15013.02                    16485.86
  1994/02/28      14627.54                    16058.87
  1994/03/31      14059.45                    15404.96
  1994/04/30      14186.83                    15535.59
  1994/05/31      14316.82                    15670.28
  1994/06/30      14216.98                    15574.54
  1994/07/31      14418.16                    15860.02
  1994/08/31      14475.68                    15914.90
  1994/09/30      14302.13                    15681.27
  1994/10/31      14101.98                    15402.77
  1994/11/30      13811.30                    15124.28
  1994/12/31      14064.05                    15457.17
  1995/01/31      14405.82                    15898.94
  1995/02/28      14774.16                    16361.28
  1995/03/31      14939.02                    16549.27
  1995/04/30      14937.98                    16568.80
  1995/05/31      15282.46                    17097.51
  1995/06/30      15203.50                    16948.76
  1995/07/31      15320.77                    17109.43
  1995/08/31      15515.96                    17326.38
  1995/09/30      15618.70                    17436.06
  1995/10/31      15788.70                    17689.58
  1995/11/30      15943.44                    17983.05
  1995/12/31      16085.27                    18155.86
  1996/01/31      16196.41                    18292.94
  1996/02/29      16147.19                    18169.46
  1996/03/31      15991.70                    17937.26
  1996/04/30      15944.30                    17886.49
  1996/05/31      15930.14                    17879.34
  1996/06/30      16072.20                    18074.05
  1996/07/31      16200.83                    18238.52
  1996/08/31      16202.82                    18234.14
  1996/09/30      16363.12                    18489.42
  1996/10/31      16525.13                    18698.54
  1996/11/30      16797.38                    19040.72
  1996/12/31      16752.94                    18960.75
  1997/01/31      16787.16                    18996.58
  1997/02/28      16929.06                    19170.97
  1997/03/31      16732.52                    18915.42
  1997/04/30      16861.76                    19073.75
  1997/05/31      17059.47                    19360.61
  1997/06/30      17223.13                    19566.81
  1997/07/31      17654.31                    20108.81
  1997/08/31      17504.42                    19920.39
  1997/09/30      17703.16                    20156.84
  1997/10/31      17787.63                    20286.45
  1997/11/30      17885.75                    20405.73
  1997/12/31      18105.53                    20703.45
  1998/01/31      18257.76                    20917.11
  1998/02/28      18250.34                    20923.39
  1998/03/31      18266.62                    20941.80
  1998/04/30      18196.28                    20847.35
  1998/05/31      18437.33                    21177.37
  1998/06/30      18503.78                    21260.81
  1998/07/31      18521.31                    21314.17
  1998/08/31      18781.14                    21643.47
  1998/09/30      18987.10                    21913.15
  1998/10/30      18983.90                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19990621 110828 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $18,984 - an 89.84% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,913 - a 119.13% increase.

The following replaces similar information found in "Performance: The Bottom Line" on page 6.

TOTAL RETURN COMPONENTS
                  YEAR ENDED OCTOBER 31, 1998

Dividend returns  4.55%

Capital returns   2.18%

Total returns     6.73%

The following information replaces the first question and answer found in "Fund Talk: The Manager's Overview" on page 7.

Q. HOW DID THE FUND PERFORM, NORM?

A. For the 12-month period that ended October 31, 1998, the fund's Institutional Class shares had a total return of 6.73%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 6.53% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 7.46% for the same 12-month period.

The following financial highlights table replaces the one found on page 26.

FINANCIAL HIGHLIGHTS - CLASS B

                                ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                1998                             1997                      1996      1995      1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 10.590                         $ 10.410                  $ 10.380  $ 9.400   $ 9.890
period

Income from Investment
Operations

 Net interest income             .339                             .382                      .394      .373      .155

 Net realized and unrealized     .200                             .181                      .030      .980      (.490)
gain (loss)

 Total from investment           .539                             .563                      .424      1.353     (.335)
operations

Less Distributions

 From net interest income        (.339)                           (.382)                    (.394)    (.373)    (.155)

 From net realized gain          (.030)                           (.001)                    -         -         -

 Total distributions             (.369)                           (.383)                    (.394)    (.373)    (.155)

Net asset value, end of period  $ 10.760                         $ 10.590                  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                5.17%                            5.54%                     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 11,134                         $ 7,917                   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to average     1.65% A, E                       1.65% E                   1.66% E   1.68% E   1.65% A, E
net assets

Ratio of net interest income     3.45% A                          3.67%                     3.76%     3.71%     3.74% A
to average net assets

Portfolio turnover rate          26% A, F                         18%                       35%       53%       53%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO NOVEMBER 30, 1994.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

The following financial highlights table replaces the one found on page 28.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                 1998                             1997                      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.590                         $ 10.410                  $ 10.360  $ 9.410   $ 10.460
period

Income from Investment
Operations

 Net interest income              .427                             .475                      .487      .477      .481

 Net realized and unrealized      .210                             .181                      .050      .950      (1.030)
gain (loss)

 Total from investment            .637                             .656                      .537      1.427     (.549)
operations

Less Distributions

 From net interest income         (.427)                           (.475)                    (.487)    (.477)    (.481)

 From net realized gain           (.030)                           (.001)                    -         -         -

 In excess of net realized        -                                -                         -         -         (.020)
gain

 Total distributions              (.457)                           (.476)                    (.487)    (.477)    (.501)

Net asset value, end of period   $ 10.770                         $ 10.590                  $ 10.410  $ 10.360  $ 9.410

TOTAL RETURN B, C                 6.14%                            6.48%                     5.36%     15.44%    (5.43)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,328                          $ 6,098                   $ 6,455   $ 11,085  $ 11,702
(000 omitted)

Ratio of expenses to average      .75% A, D                        .75% D                    .75% D    .70% D    .65% D
net assets

Ratio of expenses to average      .75% A                           .75%                      .74% E    .70%      .65%
net assets after expense
reductions

Ratio of net interest income      4.36% A                          4.57%                     4.68%     4.96%     4.75%
to average net assets

Portfolio turnover rate           26% A, F                         18%                       35%       53%       53%





                                 1993

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.080
period

Income from Investment
Operations

 Net interest income              .536

 Net realized and unrealized      .260
gain (loss)

 Total from investment            .796
operations

Less Distributions

 From net interest income         (.536)

 From net realized gain           (.880)

 In excess of net realized        -
gain

 Total distributions              (1.416)

Net asset value, end of period   $ 10.460

TOTAL RETURN B, C                 8.01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,076
(000 omitted)

Ratio of expenses to average      .65% D
net assets

Ratio of expenses to average      .65%
net assets after expense
reductions

Ratio of net interest income      5.01%
to average net assets

Portfolio turnover rate           46%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).


(FIDELITY_LOGO graphic)(registered trademark)

FIDELITY ADVISOR
INTERMEDIATE MUNICIPAL INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1998

(Fidelity logo graphic)

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past five months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   20  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  29  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  39  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          40

PROXY VOTING RESULTS   41

NOTE TO SHAREHOLDERS: The fiscal year end for Fidelity Advisor Intermediate Municipal Income Fund recently changed from November 30 to October 31. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity Advisor FundsSM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL
CLASS
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL         6.63%        28.88%        89.66%
INCOME - INST CL

LB 1-17 Year Municipal Bond        7.46%        34.05%        n/a

Intermediate Municipal Debt        6.53%        29.68%        94.19%
Funds Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.

To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 146 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1998   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV INT MUNICIPAL       6.63%        5.21%         6.61%
INCOME - INST CL

LB 1-17 Year Municipal Bond      7.46%        6.04%         n/a

Intermediate Municipal Debt      6.53%        5.33%         6.85%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30       9967.47                     9908.40
  1988/12/31      10030.36                    10009.76
  1989/01/31      10131.87                    10216.76
  1989/02/28      10071.36                    10100.19
  1989/03/31      10039.42                    10076.05
  1989/04/30      10181.32                    10315.26
  1989/05/31      10333.36                    10529.51
  1989/06/30      10446.77                    10672.50
  1989/07/31      10551.02                    10817.75
  1989/08/31      10516.84                    10711.84
  1989/09/30      10514.76                    10679.92
  1989/10/31      10599.09                    10810.54
  1989/11/30      10715.05                    10999.72
  1989/12/31      10811.64                    11089.70
  1990/01/31      10776.37                    11037.25
  1990/02/28      10872.06                    11135.48
  1990/03/31      10890.58                    11138.82
  1990/04/30      10778.59                    11058.17
  1990/05/31      10975.11                    11299.57
  1990/06/30      11065.98                    11398.90
  1990/07/31      11199.52                    11566.46
  1990/08/31      11134.40                    11398.51
  1990/09/30      11164.22                    11405.01
  1990/10/31      11289.08                    11611.90
  1990/11/30      11469.19                    11845.41
  1990/12/31      11500.15                    11896.94
  1991/01/31      11628.56                    12056.60
  1991/02/28      11734.43                    12161.49
  1991/03/31      11742.31                    12165.87
  1991/04/30      11848.76                    12327.67
  1991/05/31      11943.68                    12437.27
  1991/06/30      11950.94                    12424.95
  1991/07/31      12070.64                    12576.29
  1991/08/31      12167.09                    12741.92
  1991/09/30      12241.67                    12907.82
  1991/10/31      12373.13                    13023.99
  1991/11/30      12404.31                    13060.33
  1991/12/31      12609.28                    13340.60
  1992/01/31      12697.37                    13371.02
  1992/02/29      12711.93                    13375.30
  1992/03/31      12663.33                    13380.25
  1992/04/30      12751.90                    13499.33
  1992/05/31      12891.77                    13658.22
  1992/06/30      13060.96                    13887.40
  1992/07/31      13342.24                    14303.75
  1992/08/31      13243.60                    14164.29
  1992/09/30      13367.29                    14256.92
  1992/10/31      13276.00                    14116.77
  1992/11/30      13521.36                    14369.61
  1992/12/31      13527.51                    14516.32
  1993/01/31      13697.84                    14685.14
  1993/02/28      14067.39                    15216.31
  1993/03/31      13930.87                    15055.47
  1993/04/30      14031.48                    15207.38
  1993/05/31      14093.30                    15292.84
  1993/06/30      14245.24                    15548.08
  1993/07/31      14278.39                    15568.45
  1993/08/31      14531.16                    15892.59
  1993/09/30      14685.06                    16073.60
  1993/10/31      14716.12                    16104.62
  1993/11/30      14604.85                    15962.74
  1993/12/31      14871.72                    16299.72
  1994/01/31      15013.02                    16485.86
  1994/02/28      14627.54                    16058.87
  1994/03/31      14059.45                    15404.96
  1994/04/30      14186.83                    15535.59
  1994/05/31      14316.82                    15670.28
  1994/06/30      14216.98                    15574.54
  1994/07/31      14418.16                    15860.02
  1994/08/31      14475.68                    15914.90
  1994/09/30      14302.13                    15681.27
  1994/10/31      14101.98                    15402.77
  1994/11/30      13811.30                    15124.28
  1994/12/31      14064.05                    15457.17
  1995/01/31      14405.82                    15898.94
  1995/02/28      14774.16                    16361.28
  1995/03/31      14939.02                    16549.27
  1995/04/30      14937.98                    16568.80
  1995/05/31      15282.46                    17097.51
  1995/06/30      15203.50                    16948.76
  1995/07/31      15320.77                    17109.43
  1995/08/31      15515.96                    17326.38
  1995/09/30      15618.70                    17436.06
  1995/10/31      15788.70                    17689.58
  1995/11/30      15943.44                    17983.05
  1995/12/31      16085.27                    18155.86
  1996/01/31      16196.41                    18292.94
  1996/02/29      16147.19                    18169.46
  1996/03/31      15991.70                    17937.26
  1996/04/30      15944.30                    17886.49
  1996/05/31      15930.14                    17879.34
  1996/06/30      16072.20                    18074.05
  1996/07/31      16200.83                    18238.52
  1996/08/31      16202.82                    18234.14
  1996/09/30      16363.12                    18489.42
  1996/10/31      16525.13                    18698.54
  1996/11/30      16797.38                    19040.72
  1996/12/31      16752.94                    18960.75
  1997/01/31      16787.16                    18996.58
  1997/02/28      16929.06                    19170.97
  1997/03/31      16732.52                    18915.42
  1997/04/30      16861.76                    19073.75
  1997/05/31      17059.47                    19360.61
  1997/06/30      17223.13                    19566.81
  1997/07/31      17654.31                    20108.81
  1997/08/31      17504.42                    19920.39
  1997/09/30      17703.16                    20156.84
  1997/10/31      17787.63                    20286.45
  1997/11/30      17885.75                    20405.73
  1997/12/31      18105.53                    20703.45
  1998/01/31      18257.76                    20917.11
  1998/02/28      18250.34                    20923.39
  1998/03/31      18266.62                    20941.80
  1998/04/30      18196.28                    20847.35
  1998/05/31      18437.33                    21177.37
  1998/06/30      18503.78                    21260.81
  1998/07/31      18521.31                    21314.17
  1998/08/31      18781.14                    21643.47
  1998/09/30      18987.10                    21913.15
  1998/10/30      18966.34                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981123 151853 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $18,966 - an 89.66% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,913 - a 119.13% increase.

(checkmark)
UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

  YEARS ENDED OCTOBER 31,

                  1998   1997   1996    1995    1994

Dividend returns  4.54%  4.81%  4.85%   5.22%   4.45%

Capital returns   2.09%  2.83%  -0.19%   6.74%  -8.62%

Total returns     6.63%  7.64%  4.66%   11.96%  -4.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1998   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              3.82(cents)   23.31(cents)   46.52(cents)

Annualized dividend rate         4.16%         4.33%          4.36%

30-day annualized yield          3.54%         -              -

30-day annualized                5.53%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.69 over the past six months and $10.66 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.

It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Despite heavy new supply and
slack demand for municipal bonds,
and an extreme flight to Treasuries
by investors, the municipal bond
market turned in a solid
performance for the 12 months
ended October 31, 1998. While
the glut of new issues hurt the price
of munis, their yields - which move
in the opposite direction of prices -
became attractive relative to
taxable bonds. Two interest-rate
cuts by the Federal Reserve Board
and low inflation provided
additional support. During this
period, the Lehman Brothers
Municipal Bond Index - a popular
measure of the municipal bond
market - returned 8.02%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned 9.34%
during the period. Throughout most
of the period, low interest rates and
a stable economy resulted in a
flood of municipalities rushing to
sell bonds this year. In fact, 1998 is
on track to top the record $293
billion muni-bond issuance during
1993. While waves of new issues
kept total return in check, volatility
in the equity markets, concerns
about the impact of overseas
markets on the U.S. economy and
the attractive level of muni-bond
yields provided support through the
end of September. Late in the
period, however, as equity markets
rallied, demand for the safety of
municipal bonds weakened, putting
further pressure on prices.


(photograph of Norm Lind)

An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund

Q. HOW DID THE FUND PERFORM, NORM?

A. For the 12-month period that ended October 31, 1998, the fund's Institutional Class shares had a total return of 6.63%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 6.53% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 7.46% for the same 12-month period.

Q. WHICH TYPES OF MUNICIPAL BONDS PERFORMED WELL OVER THE PAST YEAR?

A. Bonds rated Baa - which made up roughly 12% of the fund's investments at the end of the period - were among the fund's best performers during that time frame. Bond yields drifted lower throughout most of the year, forcing investors to seek out lower-quality, investment-grade bonds because of their yield advantage over higher-rated bonds. That growing demand for Baa-rated bonds, coupled with what proved to be a limited supply of them, boosted their prices.

Q. IN LIGHT OF THAT STRONG PERFORMANCE, WHY DID YOU KEEP THE MAJORITY OF THE FUND'S HOLDINGS IN HIGHER-RATED SECURITIES?

A. When Baa-bond prices rose, their yields - which move in the opposite direction of their prices - fell and their yield advantage over the top-rated Aaa bonds became quite small. In other words, the slight amount of additional yield they offered over Aaa-rated bonds generally wasn't enough to cover the extra risk they carried. Given that the yield spread - the difference in yield between Aaa-rated and Baa-rated bonds - was very small from a historical perspective, I didn't think it had much room to tighten further, so the potential upside for Baa-rated bonds was limited. I also became concerned that if the spread were to increase, or widen, again in response to an economic downturn, Baa-rated bonds would suffer price losses that would more than overwhelm their small income advantage. To replace some Baa-rated bonds that I sold - such as some of the fund's holdings in bonds issued by New York state - I bought higher-rated bonds.

Q. WHICH TYPES OF BONDS WERE LAGGARDS DURING THE PERIOD?

A. Bonds sensitive to being prepaid before maturity lagged the overall municipal market. For example, housing bonds - which are pools of home mortgages - experienced increased prepayment activity when interest rates fell and mortgage borrowers refinanced their debt. While prepayment is good for the borrower because it lowers their interest costs, it can be bad for housing bond holders because it potentially forces them to reinvest at lower prevailing interest rates.

Q. DID YOU SHIFT THE FUND'S INVESTMENTS AMONG VARIOUS SECTORS OF THE MUNICIPAL MARKET?

A. Yes, I did. Economic turmoil in Asia, Russia and Latin America increased the possibility that the U.S. economy would slow in response. With that in mind, I felt that the risk that economically sensitive municipal bonds would be hurt in the event of an economic slowdown outweighed the potential for them to appreciate much more, given that I believe we may be in the late stages of a protracted economic upswing. So I sold some more-economically sensitive bonds, replacing them with bonds that historically have proven more resilient during periods of economic weakness. For example, I reduced the fund's stake in industrial revenue bonds, which are bonds issued by a municipality on behalf of a corporate entity. As such, the performance of an industrial revenue bond is sensitive to the fortunes of the corporation on whose behalf it's issued. I also sold some general obligation bonds, which are repaid by the general revenues of an issuer, including property, sales and income taxes. At the same time I added more bonds issued by water, sewer and electric utilities. That's because utilities generally are less sensitive to the economy's ups and downs because of their essential nature.

Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?

A. At the end of the period, municipal bonds were priced quite attractively relative to their U.S. Treasury counterparts when viewed from a historical basis. One measure of how inexpensive they were was that their yields were roughly 95% of Treasury yields, as opposed to their more historical yield of between 65% and 80% of Treasuries. If the demand for municipals rises, municipal bond yields - which move in the opposite direction of their prices - would likely move back to their historical relationship with Treasuries and perform relatively well as a result. Of course, the main factor that will determine municipal bond performance is the direction of interest rates, which could move any direction from here.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)
FUND FACTS

GOAL: to provide high current
income exempt from federal
income tax by investing
normally in investment-grade
municipal securities

START DATE: September 19,
1985

SIZE: as of October 31, 1998,
more than $79 million

MANAGER: Norm Lind, since
1998; joined Fidelity in
1986

NORM LIND ON THE ROLE OF
MUNICIPAL BOND INSURANCE:

"The role of municipal bond
insurance has grown dramatically
during the past decade as the
number of municipal bonds with
insurance has mushroomed.
Municipal bond insurance,
underwritten by private insurers,
guarantees the timely payment of
principal and interest should the
issuer default on the underlying
debt. Insurance can be purchased
either by the issuer or an investor.
Because they generally enjoy the
highest credit rating (Aaa, AAA or
other, depending on the insurer),
insured bonds tend to be more
popular than uninsured bonds among
many types of investors.

"Insured bonds have a couple of
characteristics that investors
should understand. They tend to
offer lower yields than similarly
rated uninsured bonds because the
cost of insurance is passed on to
the investor. Second, insurance
doesn't protect a bond from
suffering price losses. Like all
bonds, insured bond prices fluctuate
in response to supply, demand,
interest-rate movements and other
factors."

INVESTMENT CHANGES

TOP FIVE STATES AS OF OCTOBER
31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE HOLDINGS  5 MONTHS AGO

California                      13.1                     16.7

New York                        8.3                      8.9

Massachusetts                   6.6                      6.6

Washington                      5.5                      4.0

Texas                           5.2                      7.6

TOP FIVE SECTORS AS OF
OCTOBER 31, 1998

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THE THESE SECTORS  5 MONTHS
                                                        AGO

Education                       21.6                     21.7

General Obligations             20.9                     22.8

Electric Utilities              16.2                     16.2

Health Care                     14.6                     9.3

Housing                         5.2                      5.3

AVERAGE YEARS TO MATURITY AS
OF OCTOBER 31, 1998

                                                        5 MONTHS AGO

Years                           7.3                      6.6


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                       5 MONTHS AGO

Years                             5.2   5.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF OCTOBER 31, 1998
Aaa 46.1%
Aa, A 34.5%
Baa 12.0%
Short-term
investments 7.4%
Row: 1, Col: 1, Value: 46.1
Row: 1, Col: 2, Value: 34.5
Row: 1, Col: 3, Value: 12.0
Row: 1, Col: 4, Value: 7.4

AS OF MAY 31, 1998
Aaa 47.2%
Aa, A 35.0%
Baa 11.4%
Short-term
investments 6.4%
Row: 1, Col: 1, Value: 47.2
Row: 1, Col: 2, Value: 35.0
Row: 1, Col: 3, Value: 11.4
Row: 1, Col: 4, Value: 6.4

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS OCTOBER 31, 1998
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 92.6%

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ALASKA - 3.6%

Alaska Student Ln. Corp.          Aaa       $ 300,000                      $ 309,411
Student Ln. Rev.  Series A,
5% 7/1/03 (AMBAC Insured) (d)

North Slope Borough (Cap.         Aaa        3,000,000                      2,550,056
Appreciation)  Series B, 0%
1/1/03 (MBIA Insured)

                                                                            2,859,467

ARIZONA - 1.4%

Maricopa County Cmnty.            Aa1        1,000,000                      1,066,770
College Dist.  Series B,
5.25% 7/1/10

ARKANSAS - 1.1%

Arkansas Gen. Oblig. (Cap.        Aa3        1,000,000                      875,010
Appreciation) Series A, 0%
6/1/02

CALIFORNIA - 13.1%

California Ed. Facilities         AAA        225,000                        234,815
Auth. Rev. Rfdg. (Chapman
Univ.) 5.375% 10/1/16
(Connie Lee Insured),

California Health Facilities      A+         2,275,000                      2,446,194
Fin. Auth. Rev. (Casa de Las
Campanas) Series A, 5.375%
8/1/09 (California Health
Prc. Cns. Ln. Prg. Insured)

California Hsg. Fin. Agcy.        Aaa        1,000,000                      1,043,580
Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured)
(d)

California Poll. Cont. Fing.      Baa3       500,000                        537,790
Auth. Resource Recovery Rev.
(Waste Mgmt., Inc.) Series
A, 7.15% 2/1/11 (d)

California Rural Home Mtg.        Aaa        2,000,000                      2,028,760
Fin. Auth. Lease Rev. (Rural
Lease Purp.) Series A, 4.45%
8/1/01 (MBIA Insured)

Los Angeles County Ctfs. of       Baa1       970,000                        755,446
Prtn. (Disney Parking Proj.)
0% 9/1/04

Los Angeles Unified School        Aaa        250,000                        290,295
Dist. Series A, 6% 7/1/11
(FGIC Insured)

Sacramento Muni. Util. Dist.      Aaa        1,000,000                      1,078,220
Elec. Rev. 5.45% 11/15/08
(FGIC Insured)

Sacramento Pwr. Auth.
Cogeneration Proj. Rev.:

6% 7/1/02                         BBB-       1,000,000                      1,071,950

6.5% 7/1/08                       BBB-       300,000                        342,375

San Bernardino County Rfdg.       A3         500,000                        525,100
Ctfs. of Prtn. (Med. Ctr.
Fing. Proj.) 5.25% 8/1/04

                                                                            10,354,525

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

COLORADO - 1.7%

Arapaho County Cap. Impt.         Aaa       $ 3,620,000                    $ 572,503
Trust Fund Hwy. Rev. (Cap.
Appreciation) Series C, 0%
8/31/26 (Pre-Refunded to
8/31/05 @ 20.862) (e)

Colorado Health Facilities        Baa2       500,000                        528,155
Auth. Rev. Rfdg. (Rocky
Mountain Adventist) 6.25%
2/1/04

Denver City & County Arpt.        Baa1       250,000                        250,235
Rev. Series A, 6.9% 11/15/98
(d)

                                                                            1,350,893

DISTRICT OF COLUMBIA - 2.0%

District of Columbia Gen.         Aaa        1,000,000                      1,070,530
Oblig. Rfdg. Series B 1,
5.4% 6/1/06 (AMBAC Insured)

District of Columbia Redev.       Baa        500,000                        511,350
Land Agcy. Washington D.C.
Sports Arena Spl. Tax Rev.
5.4% 11/1/00

                                                                            1,581,880

FLORIDA - 2.0%

Broward County Resource           A3         480,000                        511,680
Recovery Rev. (SES Broward
Co. LP South Proj.) 7.95%
12/1/08

Dade County Aviation Rev.         Aaa        500,000                        521,585
Rfdg.  (Miami Int'l. Arpt.)
Series A, 5.25% 10/1/01 (FSA
Insured) (d)

Jacksonville Port Auth. Rev.      Aaa        500,000                        555,445
Rfdg. 5.75% 11/1/09 (MBIA
Insured) (d)

                                                                            1,588,710

ILLINOIS - 2.0%

Chicago Midway Arpt. Rev.         Aaa        300,000                        330,837
Series B, 6% 1/1/09 (MBIA
Insured) (d)

Metropolitan Pier &
Exposition Auth. Dedicated
Tax Rev. (Cap. Appreciation):

Series A:

0% 6/15/09                        Aaa        435,000                        270,701

0% 6/15/09 (FGIC Insured)         Aaa        65,000                         41,167
(Escrowed to Maturity) (e)

0% 6/15/00 (AMBAC Insured)        Aaa        1,000,000                      947,640

                                                                            1,590,345

IOWA - 1.3%

Iowa Student Ln. Liquidity        Aa1        1,000,000                      1,047,760
Corp. Student Ln. Rev.
Series A, 6.35% 3/1/01

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

KANSAS - 4.2%

Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity -
Leavenworth Health Svc. Co.):

5.25% 12/1/09 (MBIA Insured)      Aaa       $ 1,385,000                    $ 1,480,704

5.25% 12/1/11 (MBIA Insured)      Aaa        1,750,000                      1,848,175

                                                                            3,328,879

LOUISIANA - 2.4%

Louisiana Pub. Facilities         Aaa        1,825,000                      1,902,033
Auth. Rev. Rfdg.  (Student
Ln.) Series A 1, 6.2% 3/1/01

MAINE - 1.3%

Maine Edl. Ln. Marketing          Aaa        1,000,000                      1,014,930
Corp. Ln. Rev. Series A 4,
5.45% 11/1/99 (d)

MASSACHUSETTS - 6.6%

Boston Rev. (Boston City          Aaa        250,000                        272,560
Hosp.) Series A, 7.625%
2/15/21 (Pre-Refunded to
8/15/00 @101.666) (e)

Massachusetts Gen. Oblig.         Aa3        250,000                        265,463
Rfdg. Series A, 5.5% 2/1/11

Massachusetts Health & Edl.       Aaa        700,000                        705,642
Facilities Auth. Rev. Rfdg.
(Fairview Extended Care)
Series B, 4.55% 1/1/21 (MBIA
Insured)  LOC BankBoston NA

Massachusetts Ind. Fin. Agcy.     A1         1,600,000                      1,376,096
Rev. (Massachusetts
Biomedical) Series A 1, 0%
8/1/02

Massachusetts Tpk. Auth.          Aaa        600,000                        606,450
Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)

New England Ed. Ln. Marketing     A3         1,950,000                      1,990,599
Corp. Massachusetts Student
Ln. Rev. Rfdg. Series B,
5.4% 6/1/00

                                                                            5,216,810

MICHIGAN - 2.8%

Michigan Hosp. Fin. Auth.
Rev. Rfdg.:

(McLaren Health Care Corp.)       A1         2,000,000                      1,949,720
Series A,  5% 6/1/19

(Mercy Health Svcs.) Series       Aa3        200,000                        218,232
S, 5.75% 8/15/05

                                                                            2,167,952

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

MINNESOTA - 0.5%

Minneapolis Convention Ctr.       Aaa       $ 200,000                      $ 172,064
(Cap. Appreciation) Series
B, 0% 12/1/02

Minnesota Higher Ed.              Aa3        200,000                        209,518
Facilities Auth. Rev.
(Macalester College) Series
4 C, 5.5% 3/1/12

                                                                            381,582

MONTANA - 1.6%

Montana Higher Ed. Student        A          1,225,000                      1,257,095
Assistance Corp. Student Ln.
Rev. Series B, 6.6% 12/1/99
(d)

NEVADA - 0.7%

Clark County School Dist.         Aaa        500,000                        573,890
Series A, 9.75% 6/1/01 (MBIA
Insured)

NEW MEXICO - 4.8%

Albuquerque Arpt. Rev. Rfdg.:

6.25% 7/1/00 (AMBAC Insured)      Aaa        250,000                        260,393
(d)

6.75% 7/1/09 (AMBAC Insured)      Aaa        450,000                        534,380
(d)

New Mexico Edl. Assistance        Aaa        2,200,000                      2,355,760
Foundation Student Ln. Rev.
Series IV A2, 6.65% 3/1/07

Rio Rancho Wtr. & Wastewtr.       Aaa        500,000                        601,570
Sys. Rev. Series A, 8%
5/15/04 (FSA Insured)

                                                                            3,752,103

NEW YORK - 8.3%

Buffalo Gen. Oblig. Rfdg.         Aaa        1,025,000                      1,082,933
Series C, 5.25% 12/1/13
(FGIC Insured)

New York City Gen. Oblig.         A3         1,000,000                      1,061,340
Series H, 5.5% 8/1/12

New York State Dorm. Auth.
Rev.:

Rfdg. (State Univ. Edl.           A3         500,000                        560,310
Facs.) Series A,  6.5%
5/15/04

(City Univ. Sys.                  Baa1       500,000                        556,760
Consolidated) Series A,
5.75% 7/1/13

(City Univ. Sys.) Series C,       Baa1       500,000                        616,770
7.5% 7/1/10

New York State Local Gov't.
Assistance Corp.:

Rfdg. Series A, 5.5% 4/1/04       Aaa        100,000                        107,757
(AMBAC Insured)

(Cap. Appreciation) Series A,     A3         1,000,000                      673,220
0% 4/1/08

New York State Thruway Auth.      A3         500,000                        535,360
Hwy. & Bridge Trust Fund
Series A, 5.8% 4/1/09

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Thruway Auth.
Svc. Contract Rev. (Local
Hwy. & Bridge):

5.4% 4/1/03                       Baa1      $ 250,000                      $ 262,870

6% 4/1/03                         Baa1       200,000                        215,342

New York State Urban Dev.
Corp. Rev.:

Rfdg. (Correctional               Aaa        300,000                        323,322
Facilities) 5.625% 1/1/07
(AMBAC Insured)

Series A, 5.5% 4/1/10 (MBIA       Aaa        500,000                        541,380
Insured)

                                                                            6,537,364

NORTH CAROLINA - 4.8%

North Carolina Eastern Muni.
Pwr. Agcy. Pwr. Sys. Rev.:

Rfdg.:

Series B, 6% 1/1/06               Baa1       1,315,000                      1,438,728

Series C, 5.5% 1/1/07             Baa1       700,000                        749,896

Series A, 5.625% 1/1/03           Baa1       500,000                        527,640

North Carolina Muni. Pwr.
Agcy. #1 Catawba Elec. Rev.
Rfdg.:

5.75% 1/1/02                      A3         750,000                        787,628

5.9% 1/1/03                       A3         250,000                        266,815

                                                                            3,770,707

OHIO - 1.0%

Ohio Bldg. Auth. Facilities       Aaa        500,000                        542,885
(Adult Correctional) Series
A, 5.95% 10/1/14 (MBIA
Insured)

Ohio Tpk. Commission Tpk.         Aaa        250,000                        270,035
Rev. Series A, 5.6% 2/15/12
(MBIA Insured)

                                                                            812,920

PENNSYLVANIA - 4.6%

Pennsylvania Convention Ctr.      Baa        110,000                        111,406
Auth. Rev. Rfdg. Series A,
5.75% 9/1/99

Pennsylvania Higher Edl.          AA-        1,270,000                      1,397,572
Facilities Auth. College &
Univ. Rev. Rfdg. (RIDC
Reg'l. Growth -  Carnegie
Mellon Univ. Proj.) 6%
11/1/04

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Pennsylvania Hsg. Fin. Agcy.      Aa3       $ 1,000,000                    $ 1,064,480
Rev. Rfdg. (Residential Dev.
Section 8)  Series A, 7%
7/1/01

Philadelphia Gas Works Rev.       Aaa        1,000,000                      1,069,920
Series A, 5.25% 7/1/05 (FSA
Insured)

                                                                            3,643,378

RHODE ISLAND - 1.3%

Rhode Island Student Ln.          A          1,000,000                      1,042,750
Auth. Student Ln. Rev. Rfdg.
Series A, 6.55% 12/1/00

SOUTH CAROLINA - 3.0%

South Carolina Ed. Assistance
Auth. Rev. Rfdg.:

(Guaranteed Student Ln.)          A          1,000,000                      1,064,290
Series B, 5.7% 9/1/05 (d)

Series A 2, 5.4% 9/1/02           AAA        1,250,000                      1,300,175

                                                                            2,364,465

TENNESSEE - 1.6%

Memphis-Shelby County Arpt.       Aaa        275,000                        284,529
Auth. Arpt. Rev. Rfdg.
Series A, 5.25% 2/15/01
(MBIA Insured) (d)

Montgomery County Health          Baa2       1,000,000                      989,220
Edl.& Hsg. Facilities Board
Hosp. Rev. Rfdg. & Impt.
(Clarksville Reg'l. Health
Sys.) 5.375% 1/1/28

                                                                            1,273,749

TEXAS - 5.2%

Austin Independent School         Aaa        500,000                        558,520
Dist. School Bldg. 8.125%
8/1/01 (Escrowed to
Maturity) (e)

Brazos Higher Ed. Auth., Inc.     Aaa        435,000                        457,076
Student Ln. Rev. Rfdg.
Series A 1, 6.05% 12/1/01 (d)

Deer Park Independent School      Aaa        200,000                        169,272
Dist. Rfdg. 0% 2/15/03

Hurst Euless Bedford              Aaa        1,000,000                      557,950
Independent School Dist.
Rfdg. (Cap. Appreciation) 0%
8/15/11

Irving Independent School         Aaa        250,000                        238,985
Dist. (Cap. Appreciation) 0%
2/15/00

Northside Independent School      Aaa        500,000                        528,945
Dist. (School Bldg.) 8.375%
2/1/00

San Antonio Gen. Oblig. Rfdg.     Aa2        125,000                        133,193
5.5% 8/1/02

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (F)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

TEXAS - CONTINUED

Texas Pub. Fin. Auth. Bldg.       Aaa       $ 1,000,000                    $ 1,154,750
Rev. Rfdg.  (Texas Technical
College) 6.25% 8/1/09 (MBIA
Insured)

Univ. of Texas Permanent          Aaa        250,000                        262,780
Univ. Fund 5% 7/1/10

                                                                            4,061,471

UTAH - 3.5%

Intermountain Pwr. Agcy. Pwr.:

(Cap. Appreciation) Series A,     Aaa        2,860,000                      2,076,703
0% 7/1/06 (MBIA Insured)

Rfdg.:

Series B, 0% 7/1/00 (MBIA         Aaa        500,000                        472,040
Insured)

Series D, 5% 7/1/21 (MBIA         Aaa        200,000                        196,804
Insured)

                                                                            2,745,547

VIRGINIA - 0.7%

Virginia Pub. Bldg. Auth.         Aa2        475,000                        502,203
Pub. Facilities Rev. Rfdg.
Series A, 5% 8/1/05

WASHINGTON - 5.5%

King County Ltd. Tax Gen.         Aa1        1,000,000                      1,114,640
Oblig. 5.9% 12/1/14

Washington Pub. Pwr. Supply
Sys. Nuclear Proj. #2 Rev.:

Rfdg. Series C, 7.5% 7/1/03       Aa1        525,000                        576,261
(Pre-Refunded to 1/1/01
@102) (e)

5.4% 7/1/12 (a)                   Aa1        2,000,000                      2,112,000

Washington Pub. Pwr. Supply       Aa1        500,000                        528,750
Sys. Nuclear Proj. #3 Rev.
Rfdg. Series C, 5.1% 7/1/07

                                                                            4,331,651

TOTAL MUNICIPAL BONDS                                                       72,996,839
(Cost $69,856,860)


CASH EQUIVALENTS - 7.4%

                                             SHARES

Municipal Central Cash Fund                  5,845,648                       5,845,648
(b)(c) (Cost $5,845,648)

TOTAL INVESTMENT IN                                                          $ 78,842,487
SECURITIES - 100%
(Cost $75,702,508)

FUTURES CONTRACTS

                              EXPIRATION DATE      UNDERLYING FACE AMOUNT      UNREALIZED GAIN/LOSS

PURCHASED

20 Bond Buyer Municipal Bond  Dec. 1998            $ 2,509,375                 $ (38,839)
Index Contracts


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN SECURITIES - 3.1%.

LEGEND

(a) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $95,040.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.35%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        72.4%  AAA, AA, A    64.5%

Baa               10.2%  BBB           12.0%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

Education                   21.6%

General Obligations         20.9

Electric Utilities          16.2

Health Care                 14.6

Housing                     5.2

Others (individually less    21.5
than 5%)

TOTAL                       100.0%

INCOME TAX INFORMATION

At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $75,702,508. Net unrealized appreciation aggregated $3,139,979, all of which related to appreciated investment securities.

The fund hereby designates approximately $224,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                          OCTOBER 31, 1998

ASSETS

Investment in securities, at              $ 78,842,487
value (cost $75,702,508) -
See accompanying schedule

Cash                                       47,119

Interest receivable                        1,100,168

Other receivables                          911

 TOTAL ASSETS                              79,990,685

LIABILITIES

Payable for fund shares         $ 27,413
redeemed

Distributions payable            82,600

Accrued management fee           25,803

Distribution fees payable        21,390

Payable for daily variation      15,000
on futures contracts

Other payables and accrued       67,695
expenses

 TOTAL LIABILITIES                         239,901

NET ASSETS                                $ 79,750,784

Net Assets consist of:

Paid in capital                           $ 75,994,747

Accumulated undistributed net              654,897
realized gain (loss)  on
investments

Net unrealized appreciation                3,101,140
(depreciation) on investments

NET ASSETS                                $ 79,750,784

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                          OCTOBER 31, 1998

CALCULATION OF MAXIMUM                    $10.77
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,081,939 (divided by)
100,473 shares)

Maximum offering price per                $11.19
share (100/96.25 of $10.77)

CLASS T: NET ASSET VALUE and              $10.77
redemption price per share
($60,070,263 (divided by)
5,577,719 shares)

Maximum offering price per                $11.07
share (100/97.25 of $10.77)

CLASS B: NET ASSET VALUE and              $10.76
offering price per share
($11,133,867 (divided by)
1,034,393 shares) A

CLASS C: NET ASSET VALUE and              $10.77
offering price per share
($1,137,075 (divided by)
105,579 shares) A

INSTITUTIONAL CLASS: NET                  $10.77
ASSET VALUE, offering price
and redemption price   per
share ($6,327,640 (divided
by) 587,618 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                 ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                 31, 1998

INTEREST INCOME                  $ 3,222,527                  $ 3,478,411

EXPENSES

Management fee                    242,984                      255,140

Transfer agent fees               114,374                      127,011

Distribution fees                 196,910                      194,896

Accounting fees and expenses      57,149                       61,883

Non-interested trustees'          122                          180
compensation

Custodian fees and expenses       7,777                        6,548

Registration fees                 70,508                       74,299

Audit                             33,204                       43,635

Legal                             11,795                       886

Miscellaneous                     14,452                       1,700

 Total expenses before            749,275                      766,178
reductions

 Expense reductions               (103,292)                    (82,120)

 TOTAL EXPENSES AFTER             645,983                      684,058
REDUCTIONS

NET INTEREST INCOME               2,576,544                    2,794,353

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            843,060                      858,153

 Futures contracts                (11,061)                     16,876

Total net realized gain (loss)    831,999                      875,029

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            850,690                      175,681

 Futures contracts                (55,341)                     16,502

Total change in net               795,349                      192,183
unrealized appreciation
(depreciation)

NET GAIN (LOSS)                   1,627,348                    1,067,212

NET INCREASE (DECREASE) IN       $ 4,203,892                  $ 3,861,565
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                 ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997  YEAR ENDED NOVEMBER 30, 1996
                                 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 2,576,544                  $ 2,794,353                   $ 3,449,493

 Net realized gain (loss)         831,999                      875,029                       684,780

 Change in net unrealized         795,349                      192,183                       (712,133)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       4,203,892                    3,861,565                     3,422,140
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (2,576,544)                  (2,794,353)                   (3,449,493)
From net interest income

 From net realized gain           (172,795)                    (6,721)                       -

 TOTAL DISTRIBUTIONS              (2,749,339)                  (2,801,074)                   (3,449,493)

Share transactions -  net         14,997,838                   (8,495,226)                   (9,402,984)
increase (decrease)

  TOTAL INCREASE (DECREASE)       16,452,391                   (7,434,735)                   (9,430,337)
 IN NET ASSETS

NET ASSETS

 Beginning of period              63,298,393                   70,733,128                    80,163,465

 End of period                   $ 79,750,784                 $ 63,298,393                  $ 70,733,128


FINANCIAL HIGHLIGHTS - CLASS A

                                 ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                 1998                             1997                      1996 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.600                         $ 10.410                  $ 10.160
period

Income from Investment
Operations

 Net interest income              .411                             .459                      .113

 Net realized and unrealized      .200                             .191                      .250
gain (loss)

 Total from investment            .611                             .650                      .363
operations

Less Distributions

 From net interest income         (.411)                           (.459)                    (.113)

 From net realized gain           (.030)                           (.001)                    -

 Total distributions              (.441)                           (.460)                    (.113)

Net asset value, end of period   $ 10.770                         $ 10.600                  $ 10.410

TOTAL RETURN B, C                 5.89%                            6.42%                     3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,082                          $ 442                     $ 103
(000 omitted)

Ratio of expenses to average      .90% A, E                        .90% E                    .90% A, E
net assets

Ratio of net interest income      4.19% A                          4.37%                     4.60% A
to average net assets

Portfolio turnover rate           26% A, F                         18%                       35%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T

                                 ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                 1998                             1997                      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.590                         $ 10.410                  $ 10.380  $ 9.400   $ 10.460
of period

Income from Investment
Operations

 Net interest   income            .407                             .449                      .461      .451      .455

 Net realized and                 .210                             .181                      .030      .980      (1.040)
unrealized   gain (loss)

 Total from   investment          .617                             .630                      .491      1.431     (.585)
operations

Less Distributions

 From net interest   income       (.407)                           (.449)                    (.461)    (.451)    (.455)

 From net realized   gain         (.030)                           (.001)                    -         -         -

 In excess of net   realized      -                                -                         -         -         (.020)
gain

 Total distributions              (.437)                           (.450)                    (.461)    (.451)    (.475)

Net asset value, end of period   $ 10.770                         $ 10.590                  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                 5.94%                            6.21%                     4.89%     15.49%    (5.78)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 60,070                         $ 48,830                  $ 56,729  $ 62,852  $ 57,382
(000 omitted)

Ratio of expenses  to average     .95% A, D                        1.00% D                   1.00% D   .94% D    .90% D
 net assets

Ratio of net interest income      4.15% A                          4.32%                     4.42%     4.56%     4.49%
to average net assets

Portfolio turnover rate           26% A, E                         18%                       35%       53%       53%





                                 1993

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 11.080
of period

Income from Investment
Operations

 Net interest   income            .508

 Net realized and                 .260
unrealized   gain (loss)

 Total from   investment          .768
operations

Less Distributions

 From net interest   income       (.508)

 From net realized   gain         (.880)

 In excess of net   realized      -
gain

 Total distributions              (1.388)

Net asset value, end of period   $ 10.460

TOTAL RETURN B, C                 7.72%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 39,800
(000 omitted)

Ratio of expenses  to average     .90% D
 net assets

Ratio of net interest income      4.76%
to average net assets

Portfolio turnover rate           46%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS B

                                ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                1998                             1997                      1996      1995      1994 D

SELECTED PER-SHARE DATA

Net asset value,  beginning     $ 10.590                         $ 10.410                  $ 10.380  $ 9.400   $ 9.890
of period

Income from Investment
Operations

 Net interest income             .339                             .382                      .394      .373      .155

 Net realized and unrealized     .200                             .181                      .030      .980      (.490)
 gain (loss)

 Total from investment           .539                             .563                      .424      1.353     (.335)
operations

Less Distributions

 From net interest income        (.339)                           (.382)                    (.394)    (.373)    (.155)

 From net realized gain          (.030)                           (.001)                    -         -         -

 Total distributions             (.369)                           (.383)                    (.394)    (.373)    (.155)

Net asset value, end of period  $ 10.760                         $ 10.590                  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                5.27%                            5.54%                     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 11,134                         $ 7,917                   $ 7,445   $ 6,226   $ 1,682
(000 omitted)

Ratio of expenses to average     1.65% A, E                       1.65% E                   1.66% E   1.68% E   1.65% A, E
net assets

Ratio of net interest income     3.45% A                          3.67%                     3.76%     3.71%     3.74% A
to average net assets

Portfolio turnover rate          26% A, F                         18%                       35%       53%       53%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO NOVEMBER 30, 1994.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C

                                 ELEVEN MONTHS ENDED OCTOBER 31,  YEAR ENDED NOVEMBER 30,

                                 1998                             1997 D

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.590                         $ 10.550
period

Income from Investment
Operations

 Net interest income              .328                             .027

 Net realized and unrealized      .210                             .040
gain (loss)

 Total from investment            .538                             .067
operations

Less Distributions

 From net interest income         (.328)                           (.027)

 From net realized gain           (.030)                           -

 Total distributions              (.358)                           (.027)

Net asset value, end of period   $ 10.770                         $ 10.590

TOTAL RETURN B, C                 5.16%                            0.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,137                          $ 13
(000 omitted)

Ratio of expenses to average      1.75% A, E                       1.75% A, E
net assets

Ratio of net interest income      3.29% A                          3.33% A
to average net assets

Portfolio turnover rate           26% A, F                         18%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                                 1998                             1997                      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 10.590                         $ 10.410                  $ 10.360  $ 9.410   $ 10.460
of period

Income from Investment
Operations

 Net interest income              .427                             .475                      .487      .477      .481

 Net realized and                 .210                             .181                      .050      .950      (1.030)
unrealized   gain (loss)

 Total from   investment          .637                             .656                      .537      1.427     (.549)
operations

Less Distributions

 From net interest   income       (.427)                           (.475)                    (.487)    (.477)    (.481)

 From net realized   gain         (.030)                           (.001)                    -         -         -

 In excess of net   realized      -                                -                         -         -         (.020)
gain

 Total distributions              (.457)                           (.476)                    (.487)    (.477)    (.501)

Net asset value, end of period   $ 10.770                         $ 10.590                  $ 10.410  $ 10.360  $ 9.410

TOTAL RETURN B, C                 6.04%                            6.48%                     5.36%     15.44%    (5.43)%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 6,328                          $ 6,098                   $ 6,455   $ 11,085  $ 11,702
(000 omitted)

Ratio of expenses  to average     .75% A, D                        .75% D                    .75% D    .70% D    .65% D
 net assets

Ratio of expenses to average      .75% A                           .75%                      .74% E    .70%      .65%
net assets after expense
reductions

Ratio of net interest income      4.36% A                          4.57%                     4.68%     4.96%     4.75%
to average net assets

Portfolio turnover rate           26% A, F                         18%                       35%       53%       53%





                                 1993

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 11.080
of period

Income from Investment
Operations

 Net interest income              .536

 Net realized and                 .260
unrealized   gain (loss)

 Total from   investment          .796
operations

Less Distributions

 From net interest   income       (.536)

 From net realized   gain         (.880)

 In excess of net   realized      -
gain

 Total distributions              (1.416)

Net asset value, end of period   $ 10.460

TOTAL RETURN B, C                 8.01%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 15,076
(000 omitted)

Ratio of expenses  to average     .65% D
 net assets

Ratio of expenses to average      .65%
net assets after expense
reductions

Ratio of net interest income      5.01%
to average net assets

Portfolio turnover rate           46%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. On October 16, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund from November 30 to October
31. Accordingly, the financial statements of the fund are presented for the eleven month period ended October 31, 1998. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES - CONTINUED

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $15,869,034 and $20,934,072, respectively.

The market value of futures contracts opened and closed during the period amounted to $15,909,407 and $14,563,151, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the periods ended October 31, 1998 and November 30, 1997, the management fee was equivalent to an annualized rate of .38% and an annual rate of .39%, respectively, of average net assets .

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

periods, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.

For the periods, each class paid FDC the following amounts, a portion of which was retained by FDC:

          ELEVEN MONTHS ENDED OCTOBER
          31, 1998

          PAID TO FDC                   RETAINED BY FDC

CLASS A   $ 1,130                       $ 214

CLASS T    121,547                       1,926

CLASS B    69,603                        50,270

CLASS C    4,630                         4,611

          $ 196,910                     $ 57,021

          YEAR ENDED NOVEMBER 30, 1997

          PAID TO FDC                   RETAINED BY FDC

CLASS A   $ 521                         $ -

CLASS T    127,082                       -

CLASS B    67,287                        48,596

CLASS C    6                             6

          $ 194,896                     $ 48,602

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period ended October 31, 1998, the following amounts were paid to third parties under the Plans:

CLASS A               $ 182

CLASS T                6,183

CLASS B                1,941

CLASS C                611

INSTITUTIONAL CLASS    674

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period ended October 31, 1998, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 11,024     $ 4,498

CLASS T    15,232       4,671

CLASS B    8,419        8,419 *

CLASS C    534          534*

          $ 35,209     $ 18,122

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the periods, each class paid the following transfer agent fees:

                       ELEVEN MONTHS ENDED OCTOBER
                       31, 1998

                       AMOUNT                        % OF AVERAGE NET ASSETS

CLASS A                $ 2,121                        .28*

CLASS T                 88,831                        .18*

CLASS B                 12,448                        .16*

CLASS C                 1,263                         .27*

INSTITUTIONAL CLASS     9,711                         .17*

                       $ 114,374

                       YEAR ENDED NOVEMBER 30, 1997

                       AMOUNT                        % OF AVERAGE NET ASSETS

CLASS A                $ 1,254                        .36

CLASS T                 99,245                        .20

CLASS B                 14,216                        .19

CLASS C                 5                             .64*

INSTITUTIONAL CLASS     12,291                        .18

                       $ 127,011

* ANNUALIZED

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  ELEVEN MONTHS ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997
                                               31,  1998

CLASS A               .90%                     $ 7,051                      $ 29,398

CLASS T               .90%                      51,409                       19,986

CLASS B               1.65%                     9,298                        15,147

CLASS C               1.75%                     24,925                       1,250

INSTITUTIONAL CLASS   .75%                      10,609                       14,954

                                               $ 103,292                    $ 80,735


5. EXPENSE REDUCTIONS - CONTINUED

Effective May 29, 1998, Class T's expense limitation was changed from 1.00% to .90% of Class T's average net assets.

Effective December 1, 1998, Class A's, Class B's, Class C's and
Institutional Class' expense limitations were changed to .85%, 1.60%, 1.70% and .70% of each class' average net assets, respectively.

In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the year ended November 30, 1997, Class T's expenses were reduced by $1,385 under the transfer agent arrangement:

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                          ELEVEN MONTHS ENDED OCTOBER 31,  YEARS ENDED NOVEMBER 30,

                          1998                             1997 B                    1996 A

FROM NET INTEREST INCOME

Class A                   $ 31,705                         $ 15,189                  $ 1,046

Class T                    2,019,325                        2,195,690                 2,699,983

Class B                    267,333                          274,703                   269,283

Class C                    15,339                           26                        -

Institutional Class        242,842                          308,745                   479,181

Total                     $ 2,576,544                      $ 2,794,353               $ 3,449,493

FROM NET REALIZED GAIN

Class A                   $ 1,246                          $ 24                      $ -

Class T                    136,882                          5,310                     -

Class B                    22,913                           767                       -

Class C                    35                               -                         -

Institutional Class        11,719                           620                       -

Total                     $ 172,795                        $ 6,721                   $ -


A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.

B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS.

Share transactions for each class of shares were as follows:

                              SHARES

                              ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997 B  YEAR ENDED NOVEMBER 30, 1996 A
                              31, 1998


CLASS A Shares sold            72,895                        37,401                          9,815

Issue in exchange for the      52,153                        -                               -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions  2,327                         1,437                           108

Shares redeemed                (68,581)                      (7,082)                         -

Net increase (decrease)        58,794                        31,756                          9,923

CLASS T Shares sold            833,212                       1,237,934                       2,035,422

Issue in exchange for the      1,639,675                     -                               -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions  146,958                       150,942                         189,811

Shares redeemed                (1,651,570)                   (2,228,549)                     (2,833,821)

Net increase (decrease)        968,275                       (839,673)                       (608,588)

CLASS B Shares sold            412,030                       162,293                         326,024

Reinvestment of distributions  17,176                        17,600                          17,066

Shares redeemed                (142,402)                     (147,606)                       (227,839)

Net increase (decrease)        286,804                       32,287                          115,251

CLASS C Shares sold            123,360                       1,185                           -

Reinvestment of distributions  1,212                         2                               -

Shares redeemed                (20,180)                      -                               -

Net increase (decrease)        104,392                       1,187                           -



                              DOLLARS

                              ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997 B  YEAR ENDED NOVEMBER 30, 1996 A
                              31, 1998


CLASS A Shares sold           $ 774,852                     $ 388,486                       $ 99,788

Issue in exchange for the      554,907                       -                               -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class A

Reinvestment of distributions  24,853                        14,999                          1,046

Shares redeemed                (732,634)                     (74,532)                        -

Net increase (decrease)       $ 621,978                     $ 328,953                       $ 100,834

CLASS T Shares sold           $ 8,684,653                   $ 12,868,543                    $ 20,912,410

Issue in exchange for the      17,446,147                    -                               -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Class T

Reinvestment of distributions  1,569,314                     1,571,556                       1,947,724

Shares redeemed                (17,602,042)                  (23,132,793)                    (28,990,305)

Net increase (decrease)       $ 10,098,072                  $ (8,692,694)                   $ (6,130,171)

CLASS B Shares sold           $ 4,400,752                   $ 1,686,065                     $ 3,345,475

Reinvestment of distributions  183,295                       183,295                         175,043

Shares redeemed                (1,517,988)                   (1,530,078)                     (2,324,198)

Net increase (decrease)       $ 3,066,059                   $ 339,282                       $ 1,196,320

CLASS C Shares sold           $ 1,314,301                   $ 12,505                        $ -

Reinvestment of distributions  12,987                        25                              -

Shares redeemed                (217,401)                     -                               -

Net increase (decrease)       $ 1,109,887                   $ 12,530                        $ -


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.

B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.

7. SHARE TRANSACTIONS - CONTINUED

                                SHARES

                                ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997  YEAR ENDED NOVEMBER 30, 1996
                                31, 1998

INSTITUTIONAL CLASS Shares       344,786                       221,521                       476,090
sold

Issue in exchange for the        41,426                        -                             -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    3,754                         5,385                         6,443

Shares redeemed                  (378,091)                     (271,323)                     (932,023)

Net increase (decrease)          11,875                        (44,417)                      (449,490)



                                DOLLARS

                                ELEVEN MONTHS  ENDED OCTOBER  YEAR ENDED NOVEMBER 30, 1997  YEAR ENDED NOVEMBER 30, 1996
                                31, 1998


INSTITUTIONAL CLASS Shares      $ 3,651,862                   $ 2,293,637                   $ 4,887,410
sold

Issue in exchange for the        440,774                       -                             -
shares of Fidelity Advisor
Short-Intermediate Municipal
Income Fund Institutional
Class

Reinvestment of distributions    40,053                        55,968                        66,083

Shares redeemed                  (4,030,847)                   (2,832,902)                   (9,523,460)

Net increase (decrease)         $ 101,842                     $ (483,297)                   $ (4,569,967)


8. REGISTRATION FEES.

For the periods, each class paid the following amounts to register its shares for sale:

                      ELEVEN MONTHS OCTOBER 31, 1998  YEAR ENDED NOVEMBER 30, 1997

CLASS A               $ 6,152                         $ 28,753

CLASS T                19,311                          14,768

CLASS B                10,543                          14,527

CLASS C                24,408                          1,253

INSTITUTIONAL CLASS    10,094                          14,998

                      $ 70,508                        $ 74,299


9. MERGER INFORMATION.

On May 28, 1998, Class A, Class T, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund Class A, Class T, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Short-Intermediate Municipal Income Fund on May 4, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

9. MERGER INFORMATION - CONTINUED

Class A's acquisition of Fidelity Advisor Short-Intermediate Class A was accomplished by an exchange of 52,123 shares of Class A for the 54,832 shares then outstanding of Fidelity Advisor Short-Intermediate Class A (each valued at $10.12). Class T's acquisition of Fidelity Advisor Short-Intermediate Class T was accomplished by an exchange of 1,639,675 shares of Class T for the 1,722,226 shares then outstanding of Fidelity Advisor Short-Intermediate Class T (each valued at $10.13). Institutional Class' acquisition of Fidelity Advisor Short-Intermediate Institutional Class was accomplished by an exchange of 41,426 shares of Institutional Class for the 43,512 shares then outstanding of Fidelity Advisor Short-Intermediate Institutional Class (each valued at $10.13).

Fidelity Advisor Short-Intermediate Municipal Income Fund's net assets, including $276,190 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $77,174,506.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Municipal Income Fund (a fund of Fidelity Advisor Series VI) at October 31, 1998, and the results of its operations for the eleven month period then ended and the year ended November 30, 1997, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   December 8, 1998

DISTRIBUTIONS

The Board of Trustees of Fidelity Advisor Intermediate Municipal
Income Fund Institutional Class voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

PAY DATE      12/29/97 12/7/98
RECORD DATE   12/26/97 12/4/98
DIVIDENDS     $-       $-
SHORT-TERM
CAPITAL GAINS $-       $-
LONG-TERM
CAPITAL GAINS $.03     $.08
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     -        -
 20% rate     100%     100%

The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.

During fiscal year ended 1998, 100% of the fund's income dividends was free from federal income tax, and 12.78% of the fund's income dividends was subject to the federal alternative minimum tax.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on October 7, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an amended management contract for the fund.

               # OF            % OF
               VOTES CAST      VOTES CAST

Affirmative    34,867,170.38   87.284

Against        2,146,147.59    5.373

Abstain        2,933,345.14    7.343

TOTAL          39,946,663.11   100.000

PROPOSAL 2

To amend the fund's fundamental investment limitation concerning diversification.

                # OF            % OF
               VOTES CAST      VOTES CAST

Affirmative    36,036,081.55   90.210

Against        812,448.21      2.034

Abstain        3,098,133.35    7.756

TOTAL          39,946,663.11   100.000

PROPOSAL 3

To approve an agreement and plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.

                     # OF            % OF
                    VOTES CAST      VOTES CAST

Affirmative         35,992,091.07   90.616

Against             760,732.69      1.916

Abstain             2,966,334.87    7.468

TOTAL               39,719,158.63   100.000

Broker Non-Votes    227,504.48

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Fred L. Henning, Jr., Vice President

Dwight D. Churchill, Vice President

Stanley N. Griffith, Assistant Vice President

Norman U. Lind, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

UMB Bank, n.a.
Kansas City, MO

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Growth
Opportunities Fund

Fidelity Advisor Strategic
Opportunities Fund

Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

LTTEI-ANN-1298   67028
1.539402.101

(Fidelity Logo Graphic)(registered trademark)